UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance High Yield Municipal Income Fund Semiannual Report July 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2014

Eaton Vance

High Yield Municipal Income Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Special Meeting of Shareholders	27

Board of Trustees’ Contract Approval	28

Officers and Trustees	31

Important Notices	32

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Performance1,2

Portfolio Managers Thomas M. Metzold, CFA and Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/07/1995	08/07/1995	8.35%	12.46%	9.71%	4.19%
Class A with 4.75% Maximum Sales Charge	—	—	3.23	7.10	8.65	3.68
Class B at NAV	08/07/1995	08/07/1995	7.98	11.65	8.87	3.45
Class B with 5% Maximum Sales Charge	—	—	2.98	6.65	8.58	3.45
Class C at NAV	06/18/1997	08/07/1995	8.03	11.64	8.88	3.44
Class C with 1% Maximum Sales Charge	—	—	7.03	10.64	8.88	3.44
Class I at NAV	05/09/2007	08/07/1995	8.61	12.73	9.99	4.37
Barclays Municipal Bond Index	—	—	4.15%	7.27%	5.49%	4.85%
Barclays High Yield Long (22+) Municipal Bond Index	—	—	7.20	10.18	11.98	5.99

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			0.97%	1.72%	1.72%	0.72%
Net			0.87	1.62	1.62	0.62

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			4.42%	3.68%	3.65%	4.68%
Taxable-Equivalent Distribution Rate			7.81	6.50	6.45	8.27
SEC 30-day Yield			3.39	2.83	2.80	3.80
Taxable-Equivalent SEC 30-day Yield			5.99	5.01	4.95	6.71

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						8.99%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.5 Absent such securities, credit quality (% of total investments) is as follows:6

AAA	1.8%	BB	7.8%
AA	25.9	B	7.0
A	17.2	CCC	1.1
BBB	23.8	Not Rated	15.4

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Endnotes and Additional Disclosures

[1]

Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays High Yield Long (22+) Municipal Bond Index is an unmanaged index of high-yield municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

4

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 – July 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period* (2/1/14 – 7/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,083.50	$4.80	0.93%
Class B	$1,000.00	$1,079.80	$8.66	1.68%
Class C	$1,000.00	$1,080.30	$8.67	1.68%
Class I	$1,000.00	$1,086.10	$3.47	0.67%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.66	0.93%
Class B	$1,000.00	$1,016.50	$8.40	1.68%
Class C	$1,000.00	$1,016.50	$8.40	1.68%
Class I	$1,000.00	$1,021.50	$3.36	0.67%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2014.

5

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 106.1%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.1%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23	$567	$495,783

		$495,783

Education — 4.6%
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	$1,570	$1,687,185
Forest Grove, OR, (Pacific University), 5.25%, 5/1/34	2,055	2,275,830
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,325,500
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,935	2,183,725
University of California, 5.00%, 5/15/38(1)(2)	10,000	11,162,000
Westchester County Local Development Corp., NY, (Pace University), 5.00%, 5/1/34	8,135	8,459,587

		$37,093,827

Electric Utilities — 3.9%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$4,195	$4,339,224
Beaver County Industrial Development Authority, PA, (FirstEnergy Nuclear Generation, LLC), 3.50% to 6/1/20 (Put Date), 12/1/35	7,315	7,422,896
Long Island Power Authority, NY, 5.00%, 5/1/38(3)	10,000	10,662,000
Ohio Water Development Authority, (FirstEnergy Nuclear Generation LLC), 4.00% to 6/3/19 (Put Date), 12/1/33	5,735	6,065,565
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.00%, 9/1/29	1,520	1,525,442
Vernon, CA 5.125%, 8/1/21	875	975,004

		$30,990,131

Escrowed / Prerefunded — 1.4%
Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$3,500	$2,901,990
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), Prerefunded to 12/1/14, 6.25%, 6/1/19	8,200	8,360,638

		$11,262,628

General Obligations — 7.0%
California, 5.00%, 12/1/31	$5,000	$5,718,850
California, 5.00%, 9/1/32(3)	14,255	16,173,153
Foothill-De Anza Community College District, CA, 5.00%, 8/1/35(4)	3,415	3,923,323

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Illinois, 5.00%, 5/1/35	$7,000	$7,148,470
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(1)	6,480	7,236,021
Washington, 5.25%, 2/1/36(1)	10,000	11,431,500
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	3,855	4,463,396

		$56,094,713

Health Care – Miscellaneous — 1.0%
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$1,350	$1,322,460
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(5)	369	369,492
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(5)	343	343,913
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(5)	289	289,258
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(5)	54	54,249
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(5)	123	123,296
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(5)	341	341,534
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(5)	143	143,403
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 12/1/36(5)	286	286,237
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(5)	86	86,042
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(5)	190	190,511
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(5)	157	157,565
Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	4,035	4,125,384

		$7,833,344

6	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 13.5%
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$5,360	$5,424,427
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	1,625	1,639,024
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,763,373
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/40	6,555	7,053,967
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	6,340	7,840,488
Indiana County, PA, Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,705	4,094,766
Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	3,335	3,727,863
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	2,005	2,348,878
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	6,205	6,210,274
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	2,450	2,503,361
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,784,518
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	7,470	8,010,903
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,190	3,357,156
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,000	2,085,880
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	1,780	1,782,011
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	4,900	4,812,927
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.125%, 7/1/31	2,500	2,592,675
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	3,065	3,357,094
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	1,455	1,611,907
Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	5,520	5,756,918
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	7,000	7,869,960
Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare Project), 4.75%, 12/1/36	11,320	11,600,623
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	2,865,993
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	5,000	5,142,850

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	$2,500	$2,724,375

		$108,962,211

Housing — 2.4%
Centerline Equity Issuer Trust, TN, 6.00%, 5/15/19(5)	$4,000	$4,622,240
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.,), 5.00%, 7/1/34	750	778,500
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.,), 5.00%, 7/1/39	1,250	1,282,425
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,455	1,456,790
Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	385	385,381
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I LLC - Texas A&M University), 5.00%, 4/1/34	2,885	3,010,930
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I LLC - Texas A&M University), 5.00%, 4/1/39	2,000	2,060,320
Oregon Health Authority, (Trillium Affordable Housing), Series A, (AMT), 6.75%, 2/15/29	2,555	2,556,022
Oregon Health Authority, (Trillium Affordable Housing), Series B, (AMT), 6.75%, 2/15/29	1,140	1,140,068
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(6)	860	558,983
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(7)	2,000	1,299,960

		$19,151,619

Industrial Development Revenue — 12.0%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), 4.95%, 5/15/33	$140	$148,347
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	9,085	9,935,992
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	1,180	1,469,289
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	6,405	6,718,204
Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	5,610	5,618,976
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	770	797,712
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	1,355	1,348,252

7	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	$8,750	$8,827,875
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	2,175	2,217,848
Maricopa County, AZ, Pollution Control Corp., (El Paso Electric Co. Palo Verde Project), 4.50%, 8/1/42	6,500	6,563,115
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,130	1,978,174
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	420	413,994
Massachusetts Development Finance Agency, (Covanta Energy Project), 4.875%, 11/1/42	8,000	8,031,600
Massachusetts Development Finance Agency, (Covanta Energy Project), (AMT), 5.25%, 11/1/42	3,745	3,792,636
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	994,730
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	6,155	6,122,563
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	8,569,341
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,605,038
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000A, 5.625%, 11/15/30	760	807,986
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000B, 5.625%, 11/15/30	1,285	1,370,530
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	6,850,827
Phenix City, AL, Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	5,455	4,953,685
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	4,230	4,710,613

		$96,847,327

Insured – General Obligations — 3.6%
Chicago, IL, (AGM), 5.25%, 1/1/31	$4,000	$4,315,680
Detroit, MI, (AGC), 5.00%, 4/1/20	2,560	2,520,320
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 1/1/31(4)	3,175	3,349,276
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 1/1/32(4)	1,215	1,276,880
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 1/1/33(4)	1,405	1,473,241
McHenry County, IL, Community Unit School District No. 12 Johnsburg, (AGM), 5.00%, 7/1/34(4)	2,810	2,931,026
Oyster Bay, NY, (AGM), 4.00%, 8/1/31(4)	12,855	13,079,834

		$28,946,257

Security	Principal Amount (000’s omitted)	Value

Insured – Industrial Development Revenue — 1.4%
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	$8,050	$8,535,979
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	2,500	2,501,225

		$11,037,204

Insured – Other Revenue — 2.1%
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	$10,510	$5,622,955
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	10,000	4,765,500
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/34	12,700	4,229,735
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	2,150	2,620,162

		$17,238,352

Insured – Special Tax Revenue — 1.7%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$14,500	$13,518,495

		$13,518,495

Insured – Student Loan — 0.7%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$5,050	$5,343,910

		$5,343,910

Insured – Transportation — 6.4%
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,658,220
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	714,623
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,481,259
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	5,374,050
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	6,752,400
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	2,098,275
Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Bonds, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	1,294,425
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	10,000	11,915,200
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/32	20,335	7,514,799
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,150	7,856,063

8	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	$9,440	$4,623,712

		$51,283,026

Insured – Water and Sewer — 0.8%
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/27	$2,710	$2,715,962
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	2,155	1,114,674
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	1,373,519
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	2,580	1,083,781

		$6,287,936

Lease Revenue / Certificates of Participation — 1.9%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(1)	$10,875	$12,580,961
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	2,480	2,825,216

		$15,406,177

Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$875	$821,161

		$821,161

Other Revenue — 7.9%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/33	$3,000	$1,173,180
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/46	8,950	1,643,310
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	1,150	1,278,662
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	1,290	1,437,589
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	700	781,837
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	6,250	3,743,437
Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(5)	6,000	5,950,020
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,373,400
Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(5)(8)	14,000	8,403,360
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	690	663,200
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	7,500	8,209,650
Seminole Tribe, FL, 5.25%, 10/1/27(5)	9,000	9,607,050
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	4,765	5,129,046

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	$1,860	$1,992,506
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(5)	8,185	8,284,530

		$63,670,777

Senior Living / Life Care — 10.2%
Albemarle County, VA, Economic Development Authority, (Westminster-Canterbury Blue Ridge), 5.00%, 1/1/42	$900	$889,371
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,890	8,107,843
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	1,575	1,590,199
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	6,000	5,963,280
Cliff House Trust, (AMT), 6.625%, 6/1/27(7)	3,000	1,152,390
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,189,450
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,290	2,358,906
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc. Project), 5.75%, 1/1/28	315	351,433
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc. Project), 6.375%, 1/1/33	655	730,030
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	558,285
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	511,483
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,021,470
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,425	7,259,645
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	6,000	6,063,300
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,555	2,621,226
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17	1,321	1,321,608
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18	1,780	1,790,751
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	1,085	1,050,443
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	1,560	1,393,766
New Jersey Economic Development Authority, (Lions Gate Project), 4.875%, 1/1/29	2,300	2,298,735
New Jersey Economic Development Authority, (Lions Gate Project), 5.00%, 1/1/34	2,000	1,990,080

9	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(7)	$3,475	$346,735
North Miami, FL, Health Care Facilities, (Imperial Club), 7.625%, (0.00% until 1/1/17), 1/1/41(7)	7,315	729,891
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 6.25%, 6/1/23	250	266,195
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	1,140	1,255,813
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	5,565	6,183,327
Savannah, GA, Economic Development Authority, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,217,710
St. Joseph County, IN, (Holy Cross Village at Notre Dame), 5.70%, 5/15/28	530	530,270
St. Joseph County, IN, (Holy Cross Village at Notre Dame), 6.00%, 5/15/26	1,225	1,249,488
St. Joseph County, IN, (Holy Cross Village at Notre Dame), 6.00%, 5/15/38	5,460	5,516,948
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	450	473,638
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	1,320	1,389,538
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,257,389
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,219,238
Warren County, OH, Health Care Facilities, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	535,615
Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,500	2,577,600
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	1,030	1,085,641

		$82,048,730

Special Tax Revenue — 8.0%
Aliso Viejo, CA, Community Facilities District, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$7,470,820
Avelar Creek Community Development District, (Capital Improvements), FL, 5.375%, 5/1/36	1,250	1,228,800
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	5,833	5,750,463
Dupree Lakes Community Development District, FL, 5.375%, 5/1/37	3,100	2,839,383
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33(4)	600	654,834
Massachusetts Bay Transportation Authority, 5.25%, 7/1/32(1)	19,980	25,078,097
Massachusetts School Building Authority, 5.00%, 5/15/38	5,000	5,613,250
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	530	526,756

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	$1,390	$978,699
New River Community Development District, FL, (Capital Improvements), Series 2010B-1, 5.00%, 5/1/15	725	719,882
New River Community Development District, FL, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/14), 5/1/18	1,085	775,439
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(6)	1,005	10
Poinciana West Community Development District, FL, 6.00%, 5/1/37	2,230	2,229,755
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,925	2,828,563
South Orange County Public Financing Authority, (Ladera Ranch), CA, 5.00%, 8/15/31	1,500	1,634,715
South Orange County Public Financing Authority, (Ladera Ranch), CA, 5.00%, 8/15/33	1,000	1,080,750
South Orange County Public Financing Authority, (Ladera Ranch), CA, 5.00%, 8/15/34	450	484,731
Southern Hills Plantation I, Community Development District, FL, Series A1, 5.80%, 5/1/35	1,323	1,252,222
Southern Hills Plantation I, Community Development District, FL, Series A2, 5.80%, 5/1/35	975	764,312
Sterling Hill Community Development District, FL, 5.50%, 5/1/37(7)	3,650	729,635
University Square Community Development District, FL, 5.875%, 5/1/38	1,775	1,796,158

		$64,437,274

Student Loan — 0.6%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$2,765	$2,769,534
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	2,040	2,043,203

		$4,812,737

Transportation — 12.4%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$565	$631,800
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	2,858,917
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,407,962
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,569,475
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	7,770,560
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,211,068

10	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Kentucky Public Transportation Infrastructure Authority, Toll Revenue, (Downtown Crossing Project), 0.00%, 7/1/28	$2,690	$1,236,055
Kentucky Public Transportation Infrastructure Authority, Toll Revenue, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	504,371
Kentucky Public Transportation Infrastructure Authority, Toll Revenue, (Downtown Crossing Project), 0.00%, 7/1/30	500	203,985
Kentucky Public Transportation Infrastructure Authority, Toll Revenue, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	431,170
Metropolitan Washington, DC, Airports Authority, 5.00%, 10/1/53	3,430	3,534,066
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,000	2,326,560
North Texas Tollway Authority, 5.50%, 9/1/41(1)(2)	10,000	11,396,100
North Texas Tollway Authority, 5.75%, 1/1/38	7,150	7,952,230
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,800,467
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	560	579,214
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	1,125	1,150,009
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(1)	10,000	10,336,900
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(1)	5,025	5,627,246
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	9,990	11,221,267
Route 460 Funding Corp., VA, 0.00%, 7/1/39	4,700	1,252,033
Route 460 Funding Corp., VA, 0.00%, 7/1/40	9,890	2,456,182
Route 460 Funding Corp., VA, 0.00%, 7/1/41	10,630	2,493,585
San Jose, CA, Airport, (AMT), 5.00%, 3/1/24	2,135	2,397,178
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,650	4,377,956
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	4,018,123
Walker Field Public Airport Authority, CO, 4.75%, 12/1/27	1,090	1,121,741

		$99,866,220

Water and Sewer — 2.4%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$3,185	$3,102,126
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,297,630
Detroit, MI, Water Supply System, 5.25%, 7/1/41	13,100	12,867,737

		$19,267,493

Total Tax-Exempt Investments — 106.1% (identified cost $820,645,594)		$852,717,332

Other Assets, Less Liabilities — (6.1)%		$(48,697,219)

Net Assets — 100.0%		$804,020,113

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

At July 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	16.2%
New York	13.5%
Others, representing less than 10% individually	76.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2014, 15.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 5.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $7,558,100.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	When-issued security.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $39,252,700 or 4.9% of the Fund’s net assets.

(6)	Defaulted matured bond.

(7)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(8)	Security is in default and making only partial interest payments.

11	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2014
Investments, at value (identified cost, $820,645,594)	$852,717,332
Cash	46,000,938
Restricted cash*	815,000
Interest receivable	9,716,465
Receivable for investments sold	758,449
Receivable for Fund shares sold	7,611,830
Receivable for variation margin on open financial futures contracts	23,953
Total assets	$917,643,967
Liabilities
Payable for floating rate notes issued	$79,425,000
Payable for investments purchased	2,003,777
Payable for when-issued securities	26,509,978
Payable for Fund shares redeemed	4,414,200
Distributions payable	533,254
Payable to affiliates:
Investment adviser fee	310,485
Distribution and service fees	219,778
Interest expense and fees payable	114,576
Accrued expenses	92,806
Total liabilities	$113,623,854
Net Assets	$804,020,113
Sources of Net Assets
Paid-in capital	$1,013,219,996
Accumulated net realized loss	(243,423,860)
Accumulated undistributed net investment income	2,293,249
Net unrealized appreciation	31,930,728
Net Assets	$804,020,113
Class A Shares
Net Assets	$393,960,400
Shares Outstanding	46,127,292
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.54
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.97
Class B Shares
Net Assets	$6,243,931
Shares Outstanding	733,484
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$8.51
Class C Shares
Net Assets	$156,468,490
Shares Outstanding	19,796,754
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$7.90
Class I Shares
Net Assets	$247,347,292
Shares Outstanding	28,933,847
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.55

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2014
Interest	$20,453,730
Total investment income	$20,453,730

Expenses
Investment adviser fee	$1,707,850
Distribution and service fees
Class A	454,230
Class B	34,740
Class C	727,924
Trustees’ fees and expenses	17,825
Custodian fee	81,643
Transfer and dividend disbursing agent fees	124,921
Legal and accounting services	67,716
Printing and postage	31,246
Registration fees	52,767
Interest expense and fees	268,975
Miscellaneous	48,594
Total expenses	$3,618,431
Deduct —
Reduction of custodian fee	$2,090
Total expense reductions	$2,090

Net expenses	$3,616,341

Net investment income	$16,837,389

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,074,966
Financial futures contracts	(1,762,081)
Net realized gain	$1,312,885
Change in unrealized appreciation (depreciation) —
Investments	$37,557,110
Financial futures contracts	517,125
Net change in unrealized appreciation (depreciation)	$38,074,235

Net realized and unrealized gain	$39,387,120

Net increase in net assets from operations	$56,224,509

13	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014
From operations —
Net investment income	$16,837,389	$33,830,482
Net realized gain (loss) from investment transactions and financial futures contracts	1,312,885	(8,740,827)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	38,074,235	(56,166,518)
Net increase (decrease) in net assets from operations	$56,224,509	$(31,076,863)
Distributions to shareholders —
From net investment income
Class A	$(8,664,203)	$(18,874,542)
Class B	(141,202)	(465,366)
Class C	(2,922,108)	(6,189,643)
Class I	(4,826,872)	(7,832,647)
Total distributions to shareholders	$(16,554,385)	$(33,362,198)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$90,470,540	$124,021,642
Class B	25,565	329,554
Class C	37,013,384	33,729,305
Class I	136,882,265	82,629,192
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,360,492	16,013,864
Class B	116,696	380,493
Class C	2,191,382	4,779,673
Class I	3,813,743	6,375,947
Cost of shares redeemed
Class A	(50,805,610)	(193,901,445)
Class B	(917,939)	(3,545,060)
Class C	(20,861,930)	(61,035,122)
Class I	(44,917,713)	(94,902,900)
Net asset value of shares exchanged
Class A	1,022,254	3,337,591
Class B	(1,022,254)	(3,337,591)
Net increase (decrease) in net assets from Fund share transactions	$160,370,875	$(85,124,857)

Net increase (decrease) in net assets	$200,040,999	$(149,563,918)

Net Assets
At beginning of period	$603,979,114	$753,543,032
At end of period	$804,020,113	$603,979,114

Accumulated undistributed net investment income included in net assets
At end of period	$2,293,249	$2,010,245

14	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Statement of Cash Flows

Cash Flows From Operating Activities	Six Months Ended July 31, 2014 (Unaudited)
Net increase in net assets from operations	$56,224,509
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(192,731,953)
Investments sold	69,731,331
Net amortization/accretion of premium (discount)	(2,161,047)
Increase in interest receivable	(1,628,851)
Increase in receivable for variation margin on open financial futures contracts	(23,953)
Decrease in payable for variation margin on open financial futures contracts	(104,453)
Increase in payable to affiliate for investment adviser fee	59,935
Increase in payable to affiliate for distribution and service fees	38,307
Decrease in interest expense and fees payable	(8,975)
Decrease in accrued expenses	(83,671)
Net change in unrealized (appreciation) depreciation from investments	(37,557,110)
Net realized gain from investments	(3,074,966)
Net cash used in operating activities	$(111,320,897)

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$261,351,314
Fund shares redeemed	(115,595,509)
Distributions paid, net of reinvestments	(2,990,550)
Repayment of secured borrowings	(4,800,000)
Net cash provided by financing activities	$137,965,255

Net increase in cash	$26,644,358

Cash at beginning of period	$19,356,580

Cash at end of period	$46,000,938

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$13,482,313
Cash paid for interest and fees	277,950

15	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Financial Highlights

	Class A
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$8.070		$8.830	$8.340	$7.410	$7.900	$6.440

Income (Loss) From Operations
Net investment income(1)	$0.201		$0.432	$0.434	$0.491	$0.472	$0.488
Net realized and unrealized gain (loss)	0.468		(0.766)	0.481	0.894	(0.479)	1.452

Total income (loss) from operations	$0.669		$(0.334)	$0.915	$1.385	$(0.007)	$1.940

Less Distributions
From net investment income	$(0.199)		$(0.426)	$(0.425)	$(0.455)	$(0.483)	$(0.480)

Total distributions	$(0.199)		$(0.426)	$(0.425)	$(0.455)	$(0.483)	$(0.480)

Net asset value — End of period	$8.540		$8.070	$8.830	$8.340	$7.410	$7.900

Total Return(2)	8.35	%(3)	(3.75)%	11.23%	19.34%	(0.35)%	31.04%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$393,960		$325,548	$411,671	$376,496	$361,171	$481,346
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.85	%(5)	0.87%	0.86%	0.93%	0.99%	1.00%
Interest and fee expense(6)	0.08	%(5)	0.10%	0.10%	0.11%	0.12%	0.11%
Total expenses(4)	0.93	%(5)	0.97%	0.96%	1.04%	1.11%	1.11%
Net investment income	4.84	%(5)	5.22%	5.05%	6.35%	5.90%	6.72%
Portfolio Turnover	9	%(3)	30%	22%	19%	12%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

16	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Financial Highlights — continued

	Class B
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$8.040		$8.800	$8.310	$7.390	$7.880	$6.430

Income (Loss) From Operations
Net investment income(1)	$0.171		$0.369	$0.370	$0.433	$0.410	$0.432
Net realized and unrealized gain (loss)	0.466		(0.766)	0.479	0.883	(0.477)	1.448

Total income (loss) from operations	$0.637		$(0.397)	$0.849	$1.316	$(0.067)	$1.880

Less Distributions
From net investment income	$(0.167)		$(0.363)	$(0.359)	$(0.396)	$(0.423)	$(0.430)

Total distributions	$(0.167)		$(0.363)	$(0.359)	$(0.396)	$(0.423)	$(0.430)

Net asset value — End of period	$8.510		$8.040	$8.800	$8.310	$7.390	$7.880

Total Return(2)	7.98	%(3)	(4.50)%	10.42%	18.35%	(1.09)%	30.02%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,244		$7,633	$14,919	$22,973	$31,380	$46,335
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.60	%(5)	1.62%	1.62%	1.68%	1.74%	1.76%
Interest and fee expense(6)	0.08	%(5)	0.10%	0.10%	0.11%	0.12%	0.11%
Total expenses(4)	1.68	%(5)	1.72%	1.72%	1.79%	1.86%	1.87%
Net investment income	4.15	%(5)	4.45%	4.34%	5.64%	5.14%	5.99%
Portfolio Turnover	9	%(3)	30%	22%	19%	12%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

17	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$7.460		$8.170	$7.720	$6.860	$7.310	$5.970

Income (Loss) From Operations
Net investment income(1)	$0.157		$0.342	$0.341	$0.400	$0.380	$0.401
Net realized and unrealized gain (loss)	0.438		(0.715)	0.442	0.827	(0.437)	1.339

Total income (loss) from operations	$0.595		$(0.373)	$0.783	$1.227	$(0.057)	$1.740

Less Distributions
From net investment income	$(0.155)		$(0.337)	$(0.333)	$(0.367)	$(0.393)	$(0.400)

Total distributions	$(0.155)		$(0.337)	$(0.333)	$(0.367)	$(0.393)	$(0.400)

Net asset value — End of period	$7.900		$7.460	$8.170	$7.720	$6.860	$7.310

Total Return(2)	8.03	%(3)	(4.55)%	10.35%	18.44%	(1.02)%	29.92%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$156,468		$129,913	$165,887	$146,788	$139,798	$162,425
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.60	%(5)	1.62%	1.61%	1.68%	1.73%	1.75%
Interest and fee expense(6)	0.08	%(5)	0.10%	0.10%	0.11%	0.12%	0.11%
Total expenses(4)	1.68	%(5)	1.72%	1.71%	1.79%	1.85%	1.86%
Net investment income	4.09	%(5)	4.47%	4.30%	5.60%	5.14%	5.95%
Portfolio Turnover	9	%(3)	30%	22%	19%	12%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

18	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31,
			2014	2013	2012	2011	2010
Net asset value — Beginning of period	$8.070		$8.840	$8.350	$7.420	$7.910	$6.440

Income (Loss) From Operations
Net investment income(1)	$0.210		$0.453	$0.455	$0.504	$0.486	$0.505
Net realized and unrealized gain (loss)	0.479		(0.776)	0.482	0.900	(0.474)	1.461

Total income (loss) from operations	$0.689		$(0.323)	$0.937	$1.404	$0.012	$1.966

Less Distributions
From net investment income	$(0.209)		$(0.447)	$(0.447)	$(0.474)	$(0.502)	$(0.496)

Total distributions	$(0.209)		$(0.447)	$(0.447)	$(0.474)	$(0.502)	$(0.496)

Net asset value — End of period	$8.550		$8.070	$8.840	$8.350	$7.420	$7.910

Total Return(2)	8.61	%(3)	(3.61)%	11.50%	19.60%	(0.12)%	31.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$247,347		$140,885	$161,066	$124,627	$64,318	$27,780
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.59	%(5)	0.62%	0.61%	0.68%	0.73%	0.74%
Interest and fee expense(6)	0.08	%(5)	0.10%	0.10%	0.11%	0.12%	0.11%
Total expenses(4)	0.67	%(5)	0.72%	0.71%	0.79%	0.85%	0.85%
Net investment income	5.05	%(5)	5.48%	5.29%	6.49%	6.10%	6.66%
Portfolio Turnover	9	%(3)	30%	22%	19%	12%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

19	See Notes to Financial Statements.

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days, are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At January 31, 2014, the Fund, for federal income tax purposes, had a capital loss carryforward of $189,417,446 and deferred capital losses of $58,675,665 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on January 31, 2016 ($14,863,328), January 31, 2017 ($49,195,524), January 31, 2018 ($115,791,581) and January 31, 2019 ($9,567,013) and its character is short-term. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred, and are treated as realized prior to the utilization of the capital loss carryforward. Of the deferred capital losses at January 31, 2014, $7,867,178 are short-term and $50,808,487 are long-term.

As of July 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

20

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2014. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2014, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $79,425,000 and $133,276,455, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2014 was 0.06% to 0.11%. For the six months ended July 31, 2014, the Fund’s average Floating Rate Notes outstanding and the average interest rate including fees were $83,641,575 and 0.65% (annualized), respectively.

The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2014.

The Fund may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets

21

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The compliance date for the Volcker Rule is July 21, 2015. The Volcker Rule may preclude banking entities and their affiliates from (i) sponsoring residual interest bond programs (as such programs are presently structured) and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts may need to be restructured or unwound. There can be no assurances that residual interest bond trusts can be restructured, that new sponsors of residual interest bond programs will develop, or that alternative forms of leverage will be available to the Fund. The effects of the Volcker Rule may make it more difficult for the Fund to maintain current or desired levels of leverage and may cause the Fund to incur additional expenses to maintain its leverage.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to July 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction

22

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

agreements between the Fund and BMR, the fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.3150%	3.1500%
$500 million but less than $750 million	0.2925	2.9250
$750 million but less than $1 billion	0.2700	2.9250
$1 billion but less than $1.5 billion	0.2700	2.7000

On average daily net assets of $1.5 billion or more, the rates are further reduced. The fee reductions cannot be terminated without the consent of a majority of the Trustees and a majority of shareholders. For the six months ended July 31, 2014, the investment adviser fee amounted to $1,707,850 or 0.48% (annualized) of the Fund’s average daily net assets. EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2014, EVM earned $3,430 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $64,843 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2014. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2014 amounted to $454,230 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2014, the Fund paid or accrued to EVD $26,055 and $545,943 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2014 amounted to $8,685 and $181,981 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended July 31, 2014, the Fund was informed that EVD received approximately $15,000, $3,000 and $4,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

23

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $214,085,828 and $70,099,281, respectively, for the six months ended July 31, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014

Sales	10,795,726	15,203,934
Issued to shareholders electing to receive payments of distributions in Fund shares	875,034	1,948,984
Redemptions	(6,027,949)	(23,819,370)
Exchange from Class B shares	122,475	402,842

Net increase (decrease)	5,765,286	(6,263,610)

Class B	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014

Sales	3,046	41,104
Issued to shareholders electing to receive payments of distributions in Fund shares	13,953	46,285
Redemptions	(110,097)	(428,989)
Exchange to Class A shares	(122,868)	(404,093)

Net decrease	(215,966)	(745,693)

Class C	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014

Sales	4,779,819	4,547,666
Issued to shareholders electing to receive payments of distributions in Fund shares	281,732	628,704
Redemptions	(2,669,878)	(8,074,341)

Net increase (decrease)	2,391,673	(2,897,971)

Class I	Six Months Ended July 31, 2014 (Unaudited)	Year Ended January 31, 2014

Sales	16,384,047	10,147,250
Issued to shareholders electing to receive payments of distributions in Fund shares	452,371	775,609
Redemptions	(5,352,856)	(11,697,124)

Net increase (decrease)	11,483,562	(774,265)

24

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$738,661,272

Gross unrealized appreciation	$57,550,458
Gross unrealized depreciation	(22,919,398)

Net unrealized appreciation	$34,631,060

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2014.

10  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2014 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

9/14	175 U.S. 10-Year Treasury Note	Short	$(21,873,313)	$(21,806,641)	$66,672
9/14	168 U.S. Long Treasury Bond	Short	(22,876,568)	(23,084,250)	(207,682)

					$(141,010)

At July 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

25

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures Contracts	$66,672	(1)	$(207,682	)(1)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended July 31, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures Contracts	$(1,762,081	)(1)	$517,125	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended July 31, 2014, which is indicative of the volume of this derivative type, was approximately $44,174,000.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$852,717,332	$—	$852,717,332

Total Investments	$—	$852,717,332	$—	$852,717,332

Futures Contracts	$66,672	$—	$—	$66,672

Total	$66,672	$852,717,332	$—	$852,784,004

Liability Description

Futures Contracts	$(207,682)	$—	$—	$(207,682)

Total	$(207,682)	$—	$—	$(207,682)

The Fund held no investments or other financial instruments as of January 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	72,917,176	1,392,424
Cynthia E. Frost	72,923,913	1,385,688
George J. Gorman	72,892,935	1,416,665
Valerie A. Mosley	72,886,417	1,423,184
Harriett Tee Taggart	72,841,803	1,467,798

(1)	Excludes fractional shares.

27

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance High Yield Municipal Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

29

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

30

Eaton Vance

High Yield Municipal Income Fund

July 31, 2014

Officers and Trustees

Officers of Eaton Vance High Yield Municipal Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance High Yield Municipal Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7706 7.31.14

Eaton Vance

Tax-Advantaged Bond Strategies Funds

Semiannual Report

July 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2014

Eaton Vance

Tax-Advantaged Bond Strategies Funds

Table of Contents

Performance and Fund Profile

Tax-Advantaged Bond Strategies Short Term Fund	2
Tax-Advantaged Bond Strategies Intermediate Term Fund	3
Tax-Advantaged Bond Strategies Long Term Fund	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	8

Special Meeting of Shareholders	40

Board of Trustees’ Contract Approval	41

Officers and Trustees	44

Important Notices	45

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2014

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Devin J. Cooch, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/27/2009	12/31/1998	1.12%	2.78%	2.63%	3.46%
Class A with 2.25% Maximum Sales Charge	—	—	–1.13	0.48	2.17	3.23
Class C at NAV	03/27/2009	12/31/1998	0.74	2.05	1.87	3.06
Class C with 1% Maximum Sales Charge	—	—	–0.26	1.05	1.87	3.06
Class I at NAV	03/27/2009	12/31/1998	1.24	3.13	2.91	3.61
Barclays 5 Year Municipal Bond Index	—	—	1.36%	3.55%	3.78%	4.17%
Barclays Municipal Managed Money 1–7 Year Bond Index	—	—	0.99	3.02	3.01	—

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/27/2009	12/31/1998	0.43%	1.97%	—
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	0.71	1.85	—
Class C After Taxes on Distributions		03/27/2009	12/31/1998	1.00	1.68	—
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	0.68	1.48	—
Class I After Taxes on Distributions		03/27/2009	12/31/1998	3.08	2.70	—
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	2.33	2.48	—

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.90%	1.65%	0.65%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate at NAV				1.08%	0.33%	1.33%
SEC 30-day Yield				0.29	–0.44	0.54

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2014

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Christopher J. Harshman, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	02/01/2010	02/01/2010	3.59%	7.25%	—	5.84%
Class A with 2.25% Maximum Sales Charge	—	—	1.24	4.85	—	5.31
Class C at NAV	02/01/2010	02/01/2010	3.21	6.55	—	5.07
Class C with 1% Maximum Sales Charge	—	—	2.21	5.55	—	5.07
Class I at NAV	02/01/2010	02/01/2010	3.72	7.51	—	6.12
Barclays Municipal Managed Money Intermediate 1–17 Year Bond Index	—	—	2.96%	6.24%	4.65%	4.43%
Barclays 7 Year Municipal Bond Index	—	—	2.63	5.31	4.88	4.71

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A After Taxes on Distributions		02/01/2010	02/01/2010	4.70%	—	5.11%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	3.48	—	4.35
Class C After Taxes on Distributions		02/01/2010	02/01/2010	5.40	—	4.88
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	3.56	—	3.99
Class I After Taxes on Distributions		02/01/2010	02/01/2010	7.37	—	5.93
Class I After Taxes on Distributions and Sale of Fund Shares		—		5.12	—	5.06

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.00%	1.75%	0.75%
Net				0.90	1.65	0.65

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate at NAV				1.47%	0.73%	1.73%
SEC 30-day Yield				1.01	0.30	1.29

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2014

Performance1,2

Portfolio Managers James H. Evans, CFA, Brian C. Barney, CFA and Devin J. Cooch, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	02/01/2010	02/01/2010	6.40%	12.72%	—	8.03%
Class A with 4.75% Maximum Sales Charge	—	—	1.34	7.40	—	6.86
Class C at NAV	02/01/2010	02/01/2010	6.02	11.80	—	7.21
Class C with 1% Maximum Sales Charge	—	—	5.02	10.80	—	7.21
Class I at NAV	02/01/2010	02/01/2010	6.50	12.86	—	8.26
Barclays Municipal Managed Money Long (10+) Year Bond Index	—	—	6.05%	11.47%	6.57%	6.08%
Barclays 15 Year Municipal Bond Index	—	—	5.28	9.66	6.39	5.95

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A After Taxes on Distributions		02/01/2010	02/01/2010	6.17%	—	5.89%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	5.60	—	5.49
Class C After Taxes on Distributions		02/01/2010	02/01/2010	9.53	—	6.24
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	7.27	—	5.61
Class I After Taxes on Distributions		02/01/2010	02/01/2010	11.57	—	7.28
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	8.86	—	6.66

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.45%	2.20%	1.20%
Net				0.90	1.65	0.65

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate at NAV				2.39%	1.64%	2.63%
SEC 30-day Yield				1.96	1.32	2.30

Fund Profile

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

4

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Endnotes and Additional Disclosures

[1]

Barclays 5 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 4–6 years. Barclays Municipal Managed Money 1–7 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1–7 year maturity component of the Barclays Municipal Managed Money Bond Index. The Barclays Municipal Managed Money 1–7 Year Bond Index commenced on January 30, 2009; accordingly the Ten Year return is not available. Barclays Municipal Managed Money Intermediate 1–17 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1–17 year maturity component of the Barclays Municipal Managed Money Bond Index. Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6–8 years. Barclays Municipal Managed Money Long (10+) Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 10+ year maturity component of the Barclays Municipal Managed Money Bond Index. Barclays 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12–17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

For the Tax-Advantaged Bond Strategies Short Term Fund, performance prior to the inception date of each share class is that of a private investment partnership (the Predecessor Account). Performance shown prior to the inception of the share class is adjusted for any applicable sales charge, but not adjusted for expense differences between the Predecessor Account and each share class. If adjusted for such differences, the performance would be different. The Predecessor Account was not a mutual fund registered under the Investment Company Act of 1940, as amended (the 1940 Act) or a regulated investment company under the Internal Revenue Code of 1986, as amended (the Code), and therefore the Predecessor Account was not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and/or the Code. If such requirements were applicable to the Predecessor Account, the performance shown may have been adversely affected. Performance presented in the financial highlights included in the financial statements is not linked.
After-Tax Returns are not shown for the Ten Year period because the Predecessor Account, unlike a registered investment company, was not required to make annual income distributions to its investors.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement for Tax-Advantaged Bond Strategies Intermediate Term Fund and Tax-Advantaged Bond Strategies Long Term Fund that continues through 5/31/15. Without the reimbursement, if applicable, performance would have been lower.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year- end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Yield reflects the effect of fee waivers and expense reimbursements.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

5

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 – July 31, 2014).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period* (2/1/14 – 7/31/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,011.20	$4.49	0.90%
Class C	$1,000.00	$1,007.40	$8.21	1.65%
Class I	$1,000.00	$1,012.40	$3.24	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.51	0.90%
Class C	$1,000.00	$1,016.60	$8.25	1.65%
Class I	$1,000.00	$1,021.60	$3.26	0.65%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2014.

6

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Fund Expenses — continued

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund

	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period* (2/1/14 – 7/31/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,035.90	$4.69	**	0.93%
Class C	$1,000.00	$1,032.10	$8.46	**	1.68%
Class I	$1,000.00	$1,037.20	$3.43	**	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.66	**	0.93%
Class C	$1,000.00	$1,016.50	$8.40	**	1.68%
Class I	$1,000.00	$1,021.40	$3.41	**	0.68%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2014.

**	Absent an allocation of expenses to an affiliate, expenses would be higher.

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

	Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period* (2/1/14 – 7/31/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,064.00	$4.76	**	0.93%
Class C	$1,000.00	$1,060.20	$8.58	**	1.68%
Class I	$1,000.00	$1,065.00	$3.48	**	0.68%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.66	**	0.93%
Class C	$1,000.00	$1,016.50	$8.40	**	1.68%
Class I	$1,000.00	$1,021.40	$3.41	**	0.68%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2014.

**	Absent an allocation of expenses to an affiliate, expenses would be higher.

7

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 98.9%

Security	Principal Amount (000’s omitted)	Value

Education — 6.3%
Curators of the University of Missouri, System Facilities Revenue, 5.00%, 11/1/19	$5,000	$5,912,850
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/18	14,425	16,680,781
North Penn, PA, School District, 5.00%, 3/1/21	3,010	3,488,319
University of Arkansas, 4.00%, 12/1/14	810	820,571
University of Arkansas, 4.00%, 12/1/15	670	704,250
University of Iowa Facilities Corp., (Medical Education & Biomedical Research Facility), 3.75%, 6/1/17	1,005	1,093,209
University of North Carolina, 5.00%, 5/1/18	1,365	1,563,758
University of Texas, 5.00%, 8/15/23	4,775	5,597,732
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/20	1,000	1,191,010
Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	1,850	2,057,681

		$39,110,161

Electric Utilities — 4.1%
American Municipal Power, Inc., OH, (Prairie State Energy Campus Project), 5.25%, 2/15/25	$2,000	$2,267,620
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/20	5,000	5,963,850
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/21	2,000	2,411,620
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/19	7,085	8,263,661
Southern California Public Power Authority, 5.00%, 7/1/20	5,005	5,799,043
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/19	1,000	1,165,930

		$25,871,724

Escrowed / Prerefunded — 1.1%
Massachusetts Bay Transportation Authority, Escrowed to Maturity, 4.00%, 7/1/15	$870	$900,633
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.00%, 7/1/34	750	870,112
Texas Transportation Commission, Prerefunded to 4/1/16, 5.00%, 4/1/23	4,635	4,998,894

		$6,769,639

General Obligations — 39.6%
Alabama, 5.00%, 8/1/20	$3,530	$4,231,164
Allen County Juvenile Justice Center Building Corp., IN, 3.00%, 1/1/15	720	727,949
Allen County Juvenile Justice Center Building Corp., IN, 3.00%, 7/1/15	695	711,805

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Allen County Juvenile Justice Center Building Corp., IN, 3.00%, 1/1/16	$1,020	$1,054,996
Anne Arundel County, MD, 5.00%, 4/1/21	6,615	7,975,044
Atlantic County, NJ, 2.50%, 10/1/14	730	732,942
Barbers Hill, TX, Independent School District, 4.00%, 2/15/23	2,000	2,226,360
Barbers Hill, TX, Independent School District, 4.00%, 2/15/24	4,245	4,715,304
Bergen County, NJ, 3.25%, 11/1/16	2,195	2,334,536
Berks County, PA, 5.00%, 11/15/22	1,700	1,955,527
Brown County, WI, 4.00%, 11/1/21	620	694,679
Cary, NC, 5.00%, 6/1/18	195	225,574
Chattanooga, TN, 5.00%, 10/1/21	1,000	1,209,930
Chicago Park District, IL, 5.00%, 1/1/20(1)	1,500	1,721,550
College Station, TX, 5.00%, 2/15/24	1,000	1,165,280
Columbia County, GA, School District, 5.00%, 4/1/16	1,000	1,079,300
Comal County, TX, 4.00%, 2/1/18	1,200	1,324,512
Commonwealth of Pennsylvania, 5.00%, 6/1/20	2,625	3,109,417
Crandall, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/14	380	379,977
Crandall, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/16	300	296,799
Dallas, TX, Independent School District, (PSF Guaranteed), 5.50%, 2/15/18	240	279,235
Deer Park, TX, Independent School District, 3.00%, 2/15/15	125	126,956
DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties, IL, Community College District No. 523, (Kishwaukee Community College), 0.00%, 2/1/16	500	495,080
Del Mar College District, TX, 4.00%, 8/15/16	1,000	1,075,260
Denton County, TX, 5.00%, 7/15/24	1,000	1,170,640
Denton, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/15	825	822,476
Denver City and County, CO, (Better Denver), 5.00%, 8/1/21	1,365	1,657,506
Eagle Mountain & Saginaw, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/20	155	137,541
El Camino, CA, Community College District, 0.00%, 8/1/18	2,280	2,190,920
El Dorado, CA, Union High School District, 0.00%, 8/1/18	110	102,248
El Dorado, CA, Union High School District, 0.00%, 8/1/21	45	36,927
El Dorado, CA, Union High School District, 0.00%, 8/1/22	100	77,904
Fairfax County, VA, 4.00%, 4/1/23	1,000	1,109,330
Fitchburg, MA, 4.00%, 12/1/16	570	614,489
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/21	5,000	6,022,950
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	3,000	3,547,200
Forney, TX, Independent School District (PSF Guaranteed), 4.00%, 8/15/20	400	437,536

8	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Forney, TX, Independent School District (PSF Guaranteed), 4.00%, 8/15/22	$525	$570,182
Forney, TX, Independent School District (PSF Guaranteed), 4.50%, 8/15/24	500	553,190
Frisco, TX, 4.00%, 2/15/19	155	173,825
Garland, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/16	1,525	1,515,484
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/16	200	200,474
Garland, TX, Independent School District, (PSF Guaranteed), 3.00%, 2/15/18	300	300,645
Georgia, 5.00%, 5/1/15	315	326,605
Georgia, 5.75%, 8/1/14	500	500,000
Glasscock County, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/23	500	586,120
Guilford County, NC, Series 2007C, 5.00%, 4/1/18	1,220	1,405,025
Guilford County, NC, Series 2010A, 5.00%, 8/1/19	1,265	1,496,457
Guilford County, NC, Series 2010D, 5.00%, 8/1/19	10,190	12,054,464
Gull Lake, MI, Community Schools, 5.00%, 5/1/20	1,465	1,725,975
Hartford County, CT, Metropolitan District, 5.00%, 7/15/18	4,250	4,930,255
Irving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/17	420	457,430
King County, WA, Mercer Island School District No. 400, 5.00%, 12/1/23	1,000	1,228,810
Lake County, IL, Community College District No. 532, 4.00%, 6/1/21	4,230	4,755,154
Leander, TX, Independent School District, 0.00%, 8/15/17	1,240	1,205,540
Leander, TX, Independent School District, 0.00%, 8/15/18	2,240	2,131,606
Leander, TX, Independent School District, 0.00%, 8/15/20	3,000	2,663,550
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/15	400	399,100
Lewisville, TX, Independent School District, 5.00%, 8/15/18	1,365	1,580,916
Manhattan Beach, CA, Unified School District, 3.00%, 9/1/20	350	381,787
Maryland, 5.00%, 3/1/19	5,465	6,407,658
Maryland, 5.00%, 8/1/19	4,250	5,027,622
Massachusetts, 4.00%, 1/1/15	500	508,175
Massachusetts, 5.00%, 8/1/17	2,500	2,825,075
Mecklenburg County Public Facilities Corp., NC, 5.00%, 3/1/22	5,795	6,735,297
Mecklenburg County, NC, 5.00%, 12/1/19	7,605	9,048,581
Middlesex County, NJ, 2.50%, 6/1/15	3,295	3,361,262
Minnesota, 4.00%, 8/1/16	1,750	1,879,430
Minnesota, 4.00%, 8/1/19	3,000	3,397,560
Minnesota, 5.00%, 6/1/18	1,000	1,155,150
Minnesota, 5.00%, 8/1/18	90	104,406
Monmouth County, NJ, 4.00%, 12/1/16	1,095	1,186,936
Montclair, NJ, 3.00%, 3/1/15	1,285	1,306,305

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Montclair, NJ, 3.00%, 3/1/16	$1,365	$1,423,217
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/15	835	848,844
Montclair, NJ, (School Bond Revenue Act), 3.00%, 3/1/16	870	907,106
Montgomery County, MD, (Public Improvement), 5.00%, 11/1/20	5,000	6,026,800
Morris County, NJ, 5.00%, 2/15/17	1,650	1,840,097
Morris County, NJ, 5.00%, 2/15/19	1,720	2,014,533
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/23	945	716,357
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/24	900	692,487
New Hanover County, NC, 5.00%, 12/1/18	430	503,650
Northside, TX, Independent School District, (PSF Guaranteed), 3.00%, 8/1/15	265	272,635
Ocean County, NJ, 3.00%, 9/1/14	775	776,814
Ocean County, NJ, 3.00%, 8/1/16	1,255	1,322,293
Ocean County, NJ, 4.00%, 9/1/15	1,250	1,300,975
Ohio, 4.00%, 9/1/15	935	973,961
Ohio, 5.50%, 6/15/20	500	582,255
Oklahoma County, OK, Independent School District No. 12 Edmond, 2.00%, 3/1/15	2,500	2,527,625
Oklahoma County, OK, Independent School District No. 89 Oklahoma City, 2.00%, 7/1/15	3,670	3,730,995
Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	450	492,899
Pennsylvania, 5.00%, 2/15/17	2,500	2,784,325
Pennsylvania, 5.00%, 2/15/19	2,000	2,326,100
Pima County, AZ, 4.00%, 7/1/18	2,400	2,681,256
Portland, OR, (Public Safety Projects & Emergency Facilities), 5.00%, 6/15/20	1,725	2,067,361
Portland, OR, (Public Safety Projects & Emergency Facilities), 5.00%, 6/15/21	1,530	1,854,911
Reedy Creek, FL, Improvement District, 5.00%, 6/1/20	1,000	1,185,050
Roma, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/15	235	234,584
San Antonio, TX, 4.00%, 8/1/15	800	831,160
San Diego, CA, Community College District, 0.00%, 8/1/18	285	269,348
San Diego, CA, Community College District, 0.00%, 8/1/20	105	92,777
Schertz-Cibolo-Universal City, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/22	1,500	1,712,880
Seminole, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/23	1,000	1,101,530
Snohomish County, WA, Everett School District No. 2, 5.00%, 12/1/20	1,000	1,189,590
Spring Branch, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/18	1,875	2,146,575
St. Mary’s County, MD, 3.00%, 7/15/15	920	945,484
Suffolk, VA, 4.00%, 8/1/18	500	560,440

9	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Sumner County, TN, 3.00%, 6/1/16	$1,000	$1,050,200
Sumner County, TN, 5.00%, 6/1/16	3,000	3,260,280
Tarrant County, TX, 5.00%, 7/15/19	535	630,968
Texas Public Finance Authority, 5.00%, 10/1/20	1,000	1,137,240
Texas Transportation Commission, 5.00%, 10/1/20	2,500	3,003,675
Tomball, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/20	50	52,958
United Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/15	1,755	1,844,610
Utah, Series 2011A, 5.00%, 7/1/19	7,495	8,856,692
Utah, Series 2013, 5.00%, 7/1/19	5,000	5,908,400
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,807,236
Virginia Beach, VA, 5.00%, 7/15/19	1,000	1,182,020
Wake County, NC, 5.00%, 3/1/23	2,120	2,435,944
Washington, 5.00%, 7/1/22	5,000	5,728,750
Washington Suburban Sanitary District, MD, (Consolidated Public Improvement), 5.00%, 6/1/20	5,000	5,850,400
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/18	500	501,495
Wink-Loving, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/19	815	817,429
Wisconsin, 5.00%, 5/1/19	1,700	1,993,828
Wisconsin, 5.00%, 5/1/20	5,000	5,949,000
Wisconsin, 5.00%, 11/1/20	1,000	1,198,220
Wisconsin, 5.00%, 5/1/21	1,805	2,164,484
Yellowstone County, MT, School District No. 2, 5.00%, 6/15/22	1,075	1,305,996

		$247,479,633

Health Care — 0.0%(2)
Connecticut Health and Educational Facilities Authority, (Lawrence & Memorial Hospital), 5.00%, 7/1/18	$85	$96,448

		$96,448

Hospital — 8.9%
Beaver County, PA, Hospital Authority, (Heritage Valley Health System), 5.00%, 5/15/15	$1,435	$1,487,406
Florence County, SC, Hospital Revenue, (McLeod Regional Medical Center), 5.00%, 11/1/18	870	1,006,599
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/16	1,160	1,258,043
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/17	2,355	2,632,325
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/20	445	519,546

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Indiana Finance Authority, Hospital Revenue, (Indiana University Health), 5.00%, 3/1/19	$5,000	$5,703,350
Indiana Finance Authority, Hospital Revenue, (Indiana University Health), 5.00%, 3/1/20	6,395	7,376,377
Indiana Finance Authority, Hospital Revenue, (Jackson County Schneck Memorial Hospital), 5.00%, 2/15/18	1,250	1,377,275
Massachusetts Health & Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,000	1,114,730
Monroe County Industrial Development Corp., NY, (Rochester General Hospital), 3.00%, 12/1/14	550	554,812
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/19	2,360	2,705,410
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/22	1,950	2,213,113
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/18	785	903,959
Oregon Facilities Authority, (Providence Health System), 5.00%, 10/1/19	575	669,225
St. Mary Hospital Authority, PA, Health System, (Catholic Health East), 5.00%, 11/15/22	5,000	5,688,450
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/17	800	900,144
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/19	1,250	1,451,137
Tarrant County, TX, Hospital District, 5.00%, 8/15/20	1,655	1,906,908
Wisconsin Health and Educational Facilities Authority, (Hospital Sisters Services Obligation), 4.00%, 8/15/19	1,000	1,107,460
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/18	1,190	1,346,521
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 2.00%, 8/15/15	330	335,857
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 3.00%, 8/15/18	365	386,714
Wisconsin Health and Educational Facilities Authority, (ProHealth Care, Inc.), 5.00%, 8/15/18	1,695	1,910,689
Wisconsin Health and Educational Facilities Authority, (UnityPoint Health), 5.00%, 12/1/21	1,000	1,173,720
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/17	1,440	1,627,258
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/18	2,185	2,513,231
Yavapai County, AZ, Industrial Development Authority, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	4,219,004
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/19	400	455,292
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,298,878

		$55,843,433

10	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 0.8%
Minnesota Housing Finance Agency, 2.35%, 7/1/21	$340	$346,776
Virginia Housing Development Authority, 0.80%, 10/1/16	100	101,062
Virginia Housing Development Authority, 1.00%, 10/1/17	230	231,633
Virginia Housing Development Authority, 1.10%, 4/1/17	1,600	1,624,464
Virginia Housing Development Authority, 1.30%, 4/1/18	25	25,317
Virginia Housing Development Authority, 1.45%, 10/1/17	300	307,437
Virginia Housing Development Authority, 1.50%, 8/1/19(1)	175	175,345
Virginia Housing Development Authority, 1.60%, 7/1/17	460	473,423
Virginia Housing Development Authority, 1.90%, 10/1/18	1,000	1,033,630
Virginia Housing Development Authority, 2.05%, 7/1/18	230	239,168
Virginia Housing Development Authority, 2.10%, 10/1/19	420	434,654

		$4,992,909

Industrial Development Revenue — 0.5%
Ohio, 5.00%, 6/1/19	$800	$933,784
Tulsa County, OK, Industrial Authority Capital Improvements, 4.00%, 5/15/15	2,000	2,060,280

		$2,994,064

Insured – Education — 0.5%
Palm Beach County, FL, School District, (AGM), 5.00%, 8/1/22	$3,000	$3,254,490

		$3,254,490

Insured – Electric Utilities — 1.2%
Alaska Energy Authority, (Bradley Lake), (AGM), 6.00%, 7/1/20	$3,845	$4,743,884
New York Power Authority, (NPFG), 5.00%, 11/15/21	1,550	1,748,741
Public Power Generation Agency, NE, (Whelan Energy Center), (AGC), (AMBAC), 5.00%, 1/1/18	1,145	1,251,336

		$7,743,961

Insured – Escrowed / Prerefunded — 0.8%
Collier County, FL, School Board, (AGM), Prerefunded to 2/15/16, 5.00%, 2/15/22	$1,525	$1,635,822
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	2,000	2,418,380
Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/31	360	392,422
Massachusetts, (AGM), Prerefunded to 12/1/14, 5.00%, 11/1/24	375	380,981

		$4,827,605

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 2.3%
Clackamas County, OR, School District No. 12, (AGM), 5.00%, 6/15/23	$6,420	$7,122,284
Forsyth County, GA, School District, (AGM), 5.00%, 2/1/15	5,000	5,122,550
Long Beach, CA, Community College District, (Election of 2002), (NPFG), 0.00%, 5/1/23	2,000	1,540,860
Riverside County, CA, Alvord Unified School District, (Election of 2012), (AGM), 5.00%, 8/1/18	170	196,113
Washington, (NPFG), 0.00%, 6/1/21	620	538,805
Washington, (XLCA), 0.00%, 12/1/16	200	197,322

		$14,717,934

Insured – Hospital — 0.3%
Carbon County, PA, Hospital Authority, (Gnaden Huetten Memorial Hospital), (AGM), 3.00%, 11/15/15	$1,000	$1,028,440
Carbon County, PA, Hospital Authority, (Gnaden Huetten Memorial Hospital), (AGM), 4.00%, 11/15/17	535	578,790

		$1,607,230

Insured – Lease Revenue / Certificates of Participation — 1.9%
Orange County, FL, School Board, (NPFG), 5.00%, 8/1/19	$6,500	$6,805,370
Palm Beach County, FL, School Board, (AGM), 5.00%, 8/1/23	4,655	5,044,996

		$11,850,366

Insured – Public Power / Electric Utilities — 0.2%
Greenville, NC, Utilities Commission, (AGM), 5.00%, 11/1/22	$1,060	$1,204,563

		$1,204,563

Insured – Special Tax Revenue — 0.9%
Central Puget Sound Regional Transit Authority, WA, (NPFG), 5.25%, 2/1/15	$1,865	$1,912,949
Hamilton County, OH, Sales Tax, (AMBAC), 5.00%, 12/1/20	1,600	1,756,784
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, (AGM), 5.00%, 9/1/22	1,420	1,704,582

		$5,374,315

Insured – Transportation — 1.1%
Florida Department of Transportation, (NPFG), 5.00%, 7/1/22	$5,350	$5,852,258
New York Thruway Authority, (AMBAC), 5.00%, 4/1/21	1,150	1,214,147

		$7,066,405

Insured – Water and Sewer — 0.2%
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/19	$1,050	$1,141,445

		$1,141,445

11	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 3.2%
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/18	$2,395	$2,751,280
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/19	2,420	2,828,811
Montgomery County, MD, Lease Revenue Project, 5.00%, 6/1/20	610	721,142
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/22	2,115	2,510,103
Orange County, FL, School Board, 5.00%, 8/1/14	3,320	3,320,000
Orange County, FL, School Board, 5.00%, 8/1/15	5,000	5,235,500
Orange County, FL, School Board, 5.00%, 8/1/17	540	606,636
Orange County, FL, School Board, 5.00%, 8/1/18	675	775,251
Orange County, FL, School Board, 5.00%, 8/1/19	750	874,208
Volusia County, FL, School Board, 5.00%, 8/1/21	325	381,995

		$20,004,926

Other Revenue — 6.2%
Illinois Educational Facilities Authority, (University of Chicago), 1.875% to 2/12/15 (Put Date), 7/1/36	$3,525	$3,555,703
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 6/15/19	4,500	4,684,185
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 12/15/19	4,000	4,163,720
Illinois Unemployment Insurance Fund Building Receipts Revenue, 5.00%, 6/15/20	2,040	2,075,598
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 7/1/22	4,520	4,906,550
Michigan Finance Authority, (Unemployment Obligation Assessment), 5.00%, 1/1/23	3,930	4,174,407
Texas Public Finance Authority, (Unemployment Compensation), 4.00%, 1/1/18	3,000	3,203,490
Tobacco Settlement Financing Corp., NY, 5.00%, 6/1/21	5,000	5,406,900
Tobacco Settlement Financing Corp., NY, 5.00%, 6/1/22	5,000	5,576,650
Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/15	1,085	1,137,861

		$38,885,064

Special Tax Revenue — 4.7%
Catawba, NC, Limited Obligation Bonds, 4.00%, 10/1/16	$1,045	$1,125,361
Collier County, FL, Special Obligation, 5.00%, 10/1/15	2,605	2,752,834
Metropolitan Pier & Exposition Authority, IL, (McCormick Place), 5.00%, 12/15/22	1,000	1,101,020
New Mexico, Severance Tax, 5.00%, 7/1/15	1,425	1,488,754
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/19	5,000	5,836,200

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/21	$5,000	$5,979,000
Phoenix Civic Improvement Corp., AZ, Excise Tax Revenue, (Light Rail Project) 5.00%, 7/1/19	4,665	5,473,538
Portland, OR, Gas Tax Revenue, 5.00%, 2/1/20	1,325	1,567,130
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.00%, 7/1/17	145	163,576
Regional Public Transportation Authority, AZ, Excise Tax Revenue, (Maricopa County Public Transportation Fund), 5.25%, 7/1/21	1,000	1,221,990
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, 5.00%, 9/1/19	1,370	1,610,736
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,336,985

		$29,657,124

Transportation — 8.9%
Bay Area Toll Authority, CA, Toll Bridge Revenue, 1.50% to 4/2/18 (Put Date), 4/1/47(1)	$2,500	$2,524,750
Chicago, IL, Midway International Airport, 5.00%, 1/1/19	800	921,624
Chicago, IL, Midway International Airport, 5.00%, 1/1/20	500	582,075
Chicago, IL, Midway International Airport, 5.00%, 1/1/22	1,000	1,173,810
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/17	1,000	1,135,070
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,931,025
Delaware River and Bay Authority, 5.00%, 1/1/19(1)	2,000	2,291,460
Delaware River and Bay Authority, 5.00%, 1/1/20(1)	1,815	2,101,552
Delaware River and Bay Authority, 5.00%, 1/1/21(1)	1,000	1,165,140
Florida Department of Transportation, Series 2008A, 5.00%, 7/1/22	1,000	1,125,990
Florida Department of Transportation, Series 2013C, 5.00%, 7/1/22	2,500	3,016,175
Kansas Department of Transportation, 4.00%, 9/1/15	1,000	1,042,080
Maryland Department of Transportation, 4.00%, 5/15/16	1,305	1,392,187
Massachusetts Bay Transportation Authority, 5.25%, 7/1/20	2,000	2,417,460
Mesa, AZ, Highway Revenue, 5.00%, 7/1/20	1,225	1,277,259
Mesa, AZ, Highway Revenue, 5.00%, 7/1/21	1,550	1,615,689
New Jersey Turnpike Authority, 5.00%, 1/1/22	3,325	3,784,615
New York Thruway Authority, 5.00%, 5/1/19	9,000	10,436,760
Ohio Turnpike Commission, 5.00%, 2/15/20	1,165	1,364,483
Texas Transportation Commission, 5.00%, 4/1/20	7,390	8,804,372
Wisconsin Department of Transportation, 5.00%, 7/1/21	2,750	3,228,527
Wisconsin Department of Transportation, 5.00%, 7/1/22	1,000	1,171,210

		$55,503,313

12	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Short Term Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 5.2%
California Department of Water Resources, 5.00%, 12/1/24	$1,965	$2,259,986
East Bay, CA, Municipal Utility District, Water System Revenue, 5.00%, 6/1/21	1,075	1,307,275
Gwinnett County, GA, Water and Sewer Authority, 4.00%, 8/1/16	500	536,775
Honolulu, HI, City and County Wastewater System, 5.00%, 7/1/22	500	578,230
Houston, TX, Utility System, 5.00%, 5/15/20	10,425	12,379,271
Indiana Finance Authority, 5.00%, 2/1/23	1,000	1,175,530
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/20	2,000	2,401,800
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	1,000	1,214,290
Michigan Finance Authority, (Revolving Fund - Clean Water), 5.00%, 10/1/19	1,455	1,716,726
New York Environmental Facilities Corp., Clean Water and Drinking Water, 5.00%, 6/15/21	1,500	1,815,885
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,213,616
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/21	2,000	2,363,660
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	175	205,609
Seattle, WA, Water System, 5.00%, 9/1/20	1,000	1,195,550
Tohopekaliga Water Authority, FL, Utility System, 5.00%, 10/1/20	1,705	2,028,626

		$32,392,829

Total Tax-Exempt Municipal Securities — 98.9% (identified cost $599,620,915)		$618,389,581

Taxable Municipal Securities — 0.0%(2)

Security	Principal Amount (000’s omitted)	Value

Education — 0.0%(2)
Virginia Public School Authority, 4.167%, 8/1/18	$225	$245,826

Total Taxable Municipal Securities — 0.0%(2) (identified cost $225,000)		$245,826

Total Investments — 98.9% (identified cost $599,845,915)		$618,635,407

Other Assets, Less Liabilities — 1.1%		$6,684,526

Net Assets — 100.0%		$625,319,933

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
XLCA	–	XL Capital Assurance, Inc.

At July 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	14.8%
Florida	11.2%
Others, representing less than 10% individually	72.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2014, 9.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from less than 0.05% to 5.2% of total investments.

(1)	When-issued security.

(2)	Amount is less than 0.05%.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.7%

Security	Principal Amount (000’s omitted)	Value

Education — 3.8%
Michigan Strategic Fund Limited Obligation, (Facility for Rare Isotope Beams Project), 5.00%, 3/1/20	$750	$880,942
Michigan Strategic Fund Limited Obligation, (Facility for Rare Isotope Beams Project), 5.00%, 3/1/22	750	893,565
Nevada System of Higher Education, 5.00%, 7/1/23	1,000	1,208,050
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	1,110	1,232,766
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	5,000	6,161,050
University of Colorado, Enterprise Revenue, 5.00%, 6/1/18	500	576,790
University of Colorado, Enterprise Revenue, 5.00%, 6/1/26	1,065	1,219,574

		$12,172,737

Electric Utilities — 2.7%
Huntsville, AL, Electric System Revenue, 5.00%, 12/1/24	$170	$197,844
Indianapolis, IN, Thermal Energy System, 5.00%, 10/1/32	500	552,625
Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 11/1/20	1,000	1,194,720
Nebraska Public Power District, 5.00%, 1/1/21	1,405	1,663,660
Omaha, Public Power District, NE, 5.00%, 2/1/22(1)	625	752,113
Omaha, Public Power District, NE, 5.00%, 2/1/29	810	925,385
Snohomish County, WA, Public Utility District No. 1, 5.00%, 12/1/18	1,680	1,956,847
Southern California Public Power Authority, (Southern Transmission Project), 5.00%, 7/1/23	1,000	1,156,670

		$8,399,864

Escrowed / Prerefunded — 0.9%
Alabama Public School and College Authority, Prerefunded to 12/1/17, 5.00%, 12/1/24	$2,500	$2,855,600
University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	20	21,902

		$2,877,502

General Obligations — 37.0%
Addison, TX, 5.00%, 2/15/24	$360	$428,933
Arlington County, VA, 5.00%, 8/15/14	3,565	3,571,845
Bloomfield, CT, 4.00%, 10/15/20	90	101,865
California, 5.00%, 12/1/21	5,000	6,081,000
Chicago Park District, IL, 5.00%, 1/1/21(1)	1,190	1,374,593
Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	2,000	2,134,440
Commonwealth of Massachusetts, 5.00%, 10/1/24	325	385,850
Connecticut, 5.00%, 12/1/20	50	55,071

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Conroe, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/24	$1,000	$1,176,350
Decatur, IL, 5.00%, 3/1/23	1,030	1,178,330
Delaware, 5.00%, 3/1/21	1,500	1,812,675
Edgewood City, OH, School District, 5.25%, 12/1/33	4,500	5,191,650
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 1/1/22	3,820	4,419,282
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	2,000	2,364,800
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/25	9,900	11,710,611
Forsan, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/31	1,460	1,625,798
Fort Bend, TX, Independent School District, 5.00%, 8/15/24	1,655	2,045,398
Grand Prairie, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,472,796
Groton, CT, 4.00%, 7/15/19	50	56,314
Hempfield, PA, School District, 5.00%, 10/15/27	1,000	1,122,260
Honolulu City and County, HI, 5.25%, 8/1/31	1,720	1,979,703
Hopewell Township, NJ, 5.00%, 10/1/26	450	546,264
Houston, TX, Community College System, 5.25%, 2/15/25	1,000	1,183,150
Howard County, MD, 5.00%, 8/15/19	2,000	2,363,320
Lakota, OH, Local School District, (School Facilities Construction & Improvement), 5.00%, 12/1/28	1,120	1,292,592
Las Vegas Valley Water District, NV, 5.00%, 2/1/27	900	1,012,986
Leander, TX, Independent School District, 0.00%, 8/15/20	1,955	1,735,747
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/35	6,835	2,708,642
Los Angeles, CA, Unified School District, 5.00%, 7/1/20	2,000	2,402,440
Lubbock, TX, 5.00%, 2/15/24	2,000	2,330,560
Lynchburg, VA, 3.00%, 12/1/16	250	265,130
Maryland, 5.00%, 3/1/16	7,250	7,797,302
Mecklenburg County, NC, 5.00%, 3/1/19	50	58,624
Menlo Park, CA, City School District, 5.00%, 7/1/32	835	976,140
Miami, TX, Independent School District, (School Building), 5.00%, 2/15/29(1)	500	567,190
Milpitas, CA, Unified School District, (Election of 2012), 4.00%, 8/1/32(1)	1,000	1,039,740
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/25	2,115	1,560,912
New Braunfels, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/26	120	136,584
New York, 5.00%, 2/15/20	1,210	1,441,049
New York, NY, Series B, 5.00%, 8/1/20	2,450	2,897,811
New York, NY, Series J, 5.00%, 8/1/20	2,500	2,956,950
Nixa, MO, Public Schools, (Refunding & Improvement - Direct Deposit Program), 5.00%, 3/1/31	1,000	1,109,410

14	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
North Charleston, SC, Sewer District, 4.00%, 1/1/23	$610	$673,251
Oregon, 5.00%, 11/1/21	1,710	2,075,957
Portsmouth, NH, (Capital Improvement Loan), 5.00%, 6/1/25	915	1,123,309
Richardson, TX, 5.00%, 2/15/20	50	59,203
Rowland, CA, Unified School District, 5.00%, 8/1/26	1,000	1,175,550
Rowland, CA, Unified School District, 5.00%, 8/1/30	1,000	1,145,270
Saint Augustine, FL, Capital Improvement, 4.00%, 10/1/24	160	170,389
Saint Augustine, FL, Capital Improvement, 4.00%, 10/1/26	125	131,615
South Texas Community College District, 5.00%, 8/15/23	1,560	1,885,931
Tatum, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/15/30	515	586,523
Tennessee, 5.00%, 9/1/29(1)	2,500	3,005,775
Tennessee, 5.00%, 9/1/31(1)	1,250	1,485,875
Texas, 5.00%, 4/1/21	3,000	3,618,900
Tuscaloosa, AL, 5.00%, 7/1/22(1)	1,155	1,389,742
Utah, Series 2013, 5.00%, 7/1/19	2,525	2,983,742
Vermont, 5.00%, 8/15/23	985	1,170,761
Volusia County, FL, School Board, 5.00%, 8/1/22	400	471,208
Washington, 5.00%, 7/1/24	850	1,003,314
Washington, 5.00%, 6/1/28	1,000	1,146,100
Wisconsin, 5.00%, 5/1/19	3,500	4,104,940

		$117,079,462

Hospital — 8.7%
Allegheny County, PA, Hospital Development Authority, (UPMC Health System), 5.00%, 10/15/23	$1,200	$1,390,452
Allen County, OH, Hospital Facilities (Catholic Health Partners), 5.00%, 5/1/21	765	895,088
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/33(1)	2,250	2,520,968
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,718,869
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/18	1,000	1,150,290
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/24	1,000	1,192,080
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/26	1,450	1,652,725
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.25%, 7/1/29	1,000	1,130,960
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	1,000	1,078,450
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/24	50	58,839
North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/34	1,765	1,963,386

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/20	$1,500	$1,754,100
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	2,500	2,700,175
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/32	2,885	3,141,592
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,149,110

		$27,497,084

Housing — 0.2%
Virginia Housing Development Authority, 2.45%, 7/1/19	$500	$526,335

		$526,335

Insured – Education — 0.9%
Palm Beach County, FL, School District, (AGM), 5.00%, 8/1/22	$2,725	$2,956,162

		$2,956,162

Insured – Escrowed / Prerefunded — 0.8%
Cook County, IL, Community High School District No. 219, Niles Township, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,418,380
Texas, (NPFG), Prerefunded to 4/1/15, 5.00%, 4/1/29	250	258,102

		$2,676,482

Insured – General Obligations — 2.8%
Long Beach, CA, Community College District, (Election of 2002), (NPFG), 0.00%, 5/1/23	$1,480	$1,140,236
Massachusetts, (AMBAC), 5.50%, 12/1/23	1,000	1,273,230
Rockland County, NY, (Public Improvement), (AGM), 4.00%, 5/1/22(1)	2,575	2,799,849
Rockland County, NY, (Public Improvement), (AGM), 4.00%, 5/1/23(1)	2,585	2,805,087
Sweetwater, CA, Union High School District, (BAM), 5.00%, 8/1/23	760	910,313
West Virginia, (NPFG), 5.20%, 11/1/26	25	29,454

		$8,958,169

Insured – Lease Revenue / Certificates of Participation — 1.4%
Palm Beach County, FL, School Board, (AGM), 5.00%, 8/1/23	$4,000	$4,335,120

		$4,335,120

Insured – Special Tax Revenue — 1.3%
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, (AGM), 5.00%, 9/1/21	$2,000	$2,386,360

15	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, (AGM), 5.00%, 9/1/23	$1,350	$1,624,104

		$4,010,464

Insured – Water and Sewer — 3.2%
King County, WA, Sewer Revenue, (AGM), 5.00%, 1/1/36	$2,500	$2,685,550
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	2,000	2,449,240
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/19	1,000	1,087,090
New Mexico Finance Authority, (NPFG), 5.00%, 6/15/25	1,275	1,324,661
Phoenix Civic Improvement Corp., AZ, Water System Revenue, (NPFG), 4.75%, 7/1/22	2,625	2,731,838

		$10,278,379

Lease Revenue / Certificates of Participation — 0.4%
Orange County, FL, School Board, 5.00%, 8/1/17	$500	$561,700
Orange County, FL, School Board, 5.00%, 8/1/18	500	574,260

		$1,135,960

Other Revenue — 1.5%
Bergen County, NJ, Improvement Authority, (East Rutherford Refunding Project), 5.00%, 12/15/25	$260	$327,174
Massachusetts Development Finance Agency, 5.00%, 5/1/32	1,000	1,128,120
Texas Public Finance Authority, (Unemployment Compensation), 4.00%, 1/1/18	3,000	3,203,490

		$4,658,784

Special Tax Revenue — 8.4%
Marana, AZ, Excise Tax Revenue, 4.00%, 7/1/20	$765	$852,692
Marana, AZ, Excise Tax Revenue, 5.00%, 7/1/23	450	528,030
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	2,000	2,273,000
Mesa, AZ, 5.00%, 7/1/27	1,850	2,050,392
Metropolitan Pier & Exposition Authority, IL, (McCormick Place), 5.00%, 12/15/22	1,500	1,651,530
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/23	500	589,335
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/21	5,000	5,979,000
New York, NY, Transitional Finance Authority, (Future Tax), 5.00%, 11/1/31	3,220	3,686,159
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/24	5,000	6,197,500
Southlake Parks Development Corp., TX, 3.00%, 2/15/21	1,340	1,425,358

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Tallahassee, FL, Capital Bonds, 5.00%, 10/1/22	$575	$692,703
Tallahassee, FL, Capital Bonds, 5.00%, 10/1/23	500	596,385

		$26,522,084

Transportation — 11.3%
Chicago, IL, Midway International Airport, 5.00%, 1/1/20	$525	$611,179
Chicago, IL, Midway International Airport, 5.00%, 1/1/21	820	959,630
Chicago, IL, Midway International Airport, 5.00%, 1/1/22	800	939,048
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/18	1,000	1,158,520
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,931,025
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/30	2,385	2,662,495
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,557,320
Delaware River and Bay Authority, 5.00%, 1/1/20(1)	1,000	1,157,880
Delaware River and Bay Authority, 5.00%, 1/1/21(1)	1,000	1,165,140
Florida Department of Transportation, 5.00%, 7/1/25	900	1,036,188
Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,167,825
Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,407,243
Louisiana Transportation Authority, 5.00%, 8/15/32	1,090	1,240,638
Massachusetts Transportation Fund, (Accelerated Bridge Program), 5.00%, 6/1/22	1,000	1,196,950
Metropolitan Transportation Authority, NY, 5.00%, 11/15/28	3,500	3,969,805
Metropolitan Transportation Authority, NY, 5.00%, 11/15/32	1,000	1,111,390
North Carolina, Grant Anticipation Revenue, 5.25%, 3/1/20	1,950	2,287,018
Virginia Transportation Board, 5.00%, 3/15/20	2,500	2,961,200
Wisconsin Department of Transportation, 5.00%, 7/1/23	2,000	2,338,020

		$35,858,514

Water and Sewer — 12.4%
East Bay, CA, Municipal Utility District Water System, 5.00%, 6/1/23	$1,000	$1,236,250
Greater New Haven, CT, Water Pollution Control Authority, 5.00%, 8/15/24	300	360,288
Greater New Haven, CT, Water Pollution Control Authority, 5.00%, 8/15/29	600	689,598
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,213,650
Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,607,977
Honolulu, HI, City and County Wastewater System, 5.00%, 7/1/22	1,000	1,156,460
King County, WA, Sewer Revenue, 5.00%, 1/1/24	2,500	2,942,100
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	470	534,249

16	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Intermediate Term Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Louisville and Jefferson County, KY, Metro Government Board of Water Works, 5.00%, 11/15/16	$5,295	$5,847,480
Missouri Environmental Improvement and Energy Resources Authority, Water Revenue, 5.00%, 1/1/22	120	139,295
New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	50	56,544
New York Environmental Facilities Corp., Clean Water and Drinking Water, 5.00%, 6/15/31	1,595	1,882,961
New York, NY, Municipal Water Finance Authority, Water and Sewer System, 5.00%, 6/15/20	775	920,956
New York, NY, Municipal Water Finance Authority, Water and Sewer System, 5.00%, 6/15/30	1,000	1,133,210
New York, NY, Municipal Water Finance Authority, Water and Sewer System, 5.00%, 6/15/35	1,155	1,297,827
New York, NY, Municipal Water Finance Authority, Water and Sewer System, 5.00%, 6/15/35	5,200	5,843,032
Northeast Ohio Regional Sewer District, 5.00%, 11/15/38	2,000	2,240,440
Ohio Water Development Authority, Water Pollution Control, 5.00%, 12/1/22	5,000	6,119,800
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/21	1,000	1,181,830
Rogers, AR, Water Revenue, 2.75%, 11/1/23	40	40,893
Westmoreland County, PA, Municipal Authority, Water and Sewer Revenue, 5.00%, 8/15/31	1,735	1,902,029

		$39,346,869

Total Tax-Exempt Investments — 97.7% (identified cost $297,783,625)		$309,289,971

Other Assets, Less Liabilities — 2.3%		$7,392,011

Net Assets — 100.0%		$316,681,982

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund

At July 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	12.8%
New York	12.5%
Others, representing less than 10% individually	72.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 2014, 10.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.1% of total investments.

(1)	When-issued security.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2014

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 91.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 0.3%
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$57,137

		$57,137

Education — 0.8%
University of California, 5.125%, 5/15/29	$80	$92,914
Vermont Educational & Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/32	50	57,435
Washington State University, 5.00%, 4/1/32	15	16,729

		$167,078

Electric Utilities — 8.2%
Indianapolis, IN, Thermal Energy System, 5.00%, 10/1/32	$500	$552,625
South Carolina Public Service Authority, 5.00%, 12/1/38	750	818,407
Walnut, CA, Energy Center Authority, 5.00%, 1/1/33	250	280,850

		$1,651,882

General Obligations — 42.2%
Addison, TX, 5.00%, 2/15/26	$270	$315,814
Berkeley Heights Township, NJ, School District, 5.00%, 3/1/26	300	369,258
California, 5.00%, 12/1/43	750	829,125
Edgewood City, OH, School District, 5.25%, 12/1/33	500	576,850
Honolulu City and County, HI, 5.25%, 8/1/31	500	575,495
Lakewood, OH, School District, 5.00%, 11/1/37	350	387,716
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/39	4,640	1,369,682
Menlo Park, CA, City School District, 5.00%, 7/1/32	500	584,515
Milpitas, CA, Unified School District, (Election of 2012), 4.00%, 8/1/32(1)	860	894,176
Mountain View-Los Altos, CA, Union High School District, 0.00%, 8/1/27	900	606,960
New York, NY, 5.00%, 8/1/29	500	581,385
Portsmouth, NH, (Capital Improvement Loan), 5.00%, 6/1/25	100	122,766
Trussville, AL, 5.00%, 10/1/31	250	283,055
Umatilla County, OR, Pendleton School District No. 16R, 0.00%, 6/15/27	1,060	692,063
Williamson County, TX, 5.00%, 2/15/28	300	356,952

		$8,545,812

Hospital — 12.1%
Charlotte-Mecklenburg, NC, Hospital Authority, 5.125%, 1/15/37	$40	$43,234
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/34	250	283,553
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/32	300	326,220

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	$500	$539,225
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	702,045
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), 5.00%, 8/15/32	500	544,470

		$2,438,747

Special Tax Revenue — 5.8%
Tennessee, 5.00%, 9/1/33(1)	$1,000	$1,176,220

		$1,176,220

Transportation — 8.6%
Kentucky Turnpike Authority, Economic Development Road, (Revitalization Project), 5.00%, 7/1/33	$500	$569,535
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	750	812,610
North Texas Tollway Authority, 5.25%, 9/1/27	250	292,982
Texas Transportation Commission, 5.00%, 4/1/33	50	58,267

		$1,733,394

Water and Sewer — 12.0%
Greater New Haven, CT, Water Pollution Control Authority, 5.00%, 8/15/29	$500	$574,665
New York Environmental Facilities Corp., Clean Water and Drinking Water, 5.00%, 6/15/31	150	177,081
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/37	500	544,845
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/45	500	545,270
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.50%, 6/15/22	25	29,352
Northeast Ohio Regional Sewer District, 5.00%, 11/15/38	500	560,110

		$2,431,323

Water Revenue — 1.5%
South Dakota Conservancy District, (Revolving Fund Program), 5.00%, 8/1/27	$250	$294,983

		$294,983

Total Tax-Exempt Investments — 91.5% (identified cost $17,575,035)		$18,496,576

Other Assets, Less Liabilities — 8.5%		$1,727,782

Net Assets — 100.0%		$20,224,358

18	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Long Term Fund

July 31, 2014

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PSF	–	Permanent School Fund

At July 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	16.3%
New York	13.6%
Texas	11.8%
Others, representing less than 10% individually	49.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.

(1)	When-issued security.

19	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Statements of Assets and Liabilities (Unaudited)

	July 31, 2014
Assets	Short Term Fund	Intermediate Term Fund	Long Term Fund
Investments —
Identified cost	$599,845,915	$297,783,625	$17,575,035
Unrealized appreciation	18,789,492	11,506,346	921,541
Investments, at value	$618,635,407	$309,289,971	$18,496,576
Cash	$11,283,884	$18,529,901	$2,176,702
Interest receivable	6,721,953	3,036,338	122,868
Receivable for investments sold	—	5,512,594	1,523,173
Receivable for Fund shares sold	791,135	1,460,482	30
Receivable from affiliate	—	27,572	10,995
Total assets	$637,432,379	$337,856,858	$22,330,344

Liabilities
Payable for when-issued securities	$9,896,958	$20,006,512	$2,058,784
Payable for Fund shares redeemed	1,500,638	656,509	6,629
Distributions payable	140,195	277,666	10,169
Payable to affiliates:
Investment adviser and administration fee	293,774	159,694	10,261
Distribution and service fees	165,805	43,436	3,146
Accrued expenses	115,076	31,059	16,997
Total liabilities	$12,112,446	$21,174,876	$2,105,986
Net Assets	$625,319,933	$316,681,982	$20,224,358

Sources of Net Assets
Paid-in capital	$606,108,045	$310,182,591	$19,744,986
Accumulated net realized gain (loss)	479,343	(5,002,630)	(443,423)
Accumulated undistributed (distributions in excess of) net investment income	(56,947)	(4,325)	1,254
Net unrealized appreciation	18,789,492	11,506,346	921,541
Net Assets	$625,319,933	$316,681,982	$20,224,358

Class A Shares
Net Assets	$289,916,461	$64,807,141	$5,555,869
Shares Outstanding	27,237,520	5,437,648	490,028
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.64	$11.92	$11.34
Maximum Offering Price Per Share
(100 ÷ 97.75, 97.75 and 95.25, respectively, of net asset value per share)	$10.88	$12.19	$11.91

Class C Shares
Net Assets	$119,898,262	$34,081,338	$2,265,241
Shares Outstanding	11,289,323	2,860,371	199,910
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.62	$11.92	$11.33

Class I Shares
Net Assets	$215,505,210	$217,793,503	$12,403,248
Shares Outstanding	20,240,871	18,256,887	1,094,418
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.65	$11.93	$11.33

On sales of $50,000 or more for Long Term Fund and $100,000 or more for Short Term Fund and Intermediate Term Fund, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

20	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Statements of Operations (Unaudited)

	Six Months Ended July 31, 2014
Investment Income	Short Term Fund	Intermediate Term Fund	Long Term Fund
Interest	$6,627,836	$3,844,866	$339,724
Total investment income	$6,627,836	$3,844,866	$339,724

Expenses
Investment adviser and administration fee	$1,812,702	$896,934	$56,926
Distribution and service fees
Class A	394,021	86,432	7,117
Class C	644,639	166,575	10,931
Trustees’ fees and expenses	14,412	7,215	701
Custodian fee	79,184	40,278	10,645
Transfer and dividend disbursing agent fees	109,900	77,254	3,234
Legal and accounting services	26,825	24,233	14,901
Printing and postage	29,030	16,916	5,742
Registration fees	34,827	30,522	18,643
Miscellaneous	38,586	18,850	7,784
Total expenses	$3,184,126	$1,365,209	$136,624
Deduct —
Reduction of custodian fee	$4,584	$3,758	$216
Allocation of expenses to affiliate	—	88,011	53,634
Total expense reductions	$4,584	$91,769	$53,850

Net expenses	$3,179,542	$1,273,440	$82,774

Net investment income	$3,448,294	$2,571,426	$256,950

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,837,598	$3,475,548	$635,789
Net realized gain	$2,837,598	$3,475,548	$635,789
Change in unrealized appreciation (depreciation) —
Investments	$981,167	$4,621,260	$282,308
Net change in unrealized appreciation (depreciation)	$981,167	$4,621,260	$282,308

Net realized and unrealized gain	$3,818,765	$8,096,808	$918,097

Net increase in net assets from operations	$7,267,059	$10,668,234	$1,175,047

21	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended July 31, 2014
Increase (Decrease) in Net Assets	Short Term Fund	Intermediate Term Fund	Long Term Fund
From operations —
Net investment income	$3,448,294	$2,571,426	$256,950
Net realized gain from investment transactions	2,837,598	3,475,548	635,789
Net change in unrealized appreciation (depreciation) from investments	981,167	4,621,260	282,308
Net increase in net assets from operations	$7,267,059	$10,668,234	$1,175,047
Distributions to shareholders —
From net investment income
Class A	$(1,736,680)	$(564,937)	$(75,459)
Class C	(228,100)	(148,088)	(20,685)
Class I	(1,473,154)	(1,851,767)	(159,509)
Total distributions to shareholders	$(3,437,934)	$(2,564,792)	$(255,653)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$26,081,331	$13,664,895	$1,181,368
Class C	3,792,676	4,308,309	403,452
Class I	36,634,017	61,174,652	2,857,056
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,504,274	421,968	76,643
Class C	192,736	67,906	21,101
Class I	845,799	377,781	75,830
Cost of shares redeemed
Class A	(71,091,051)	(19,997,776)	(1,345,015)
Class C	(26,938,748)	(5,638,463)	(397,281)
Class I	(50,617,661)	(32,755,217)	(752,556)
Net increase (decrease) in net assets from Fund share transactions	$(79,596,627)	$21,624,055	$2,120,598

Net increase (decrease) in net assets	$(75,767,502)	$29,727,497	$3,039,992

Net Assets
At beginning of period	$701,087,435	$286,954,485	$17,184,366
At end of period	$625,319,933	$316,681,982	$20,224,358

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(56,947)	$(4,325)	$1,254

22	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Statements of Changes in Net Assets — continued

	Year Ended January 31, 2014
Increase (Decrease) in Net Assets	Short Term Fund	Intermediate Term Fund	Long Term Fund
From operations —
Net investment income	$5,685,220	$4,302,401	$438,626
Net realized loss from investment transactions	(2,391,196)	(8,484,478)	(1,080,615)
Net change in unrealized appreciation (depreciation) from investments	(6,138,712)	(1,135,021)	(70,965)
Net decrease in net assets from operations	$(2,844,688)	$(5,317,098)	$(712,954)
Distributions to shareholders —
From net investment income
Class A	$(2,942,479)	$(1,075,704)	$(145,474)
Class C	(7,494)	(187,427)	(39,972)
Class I	(2,723,791)	(3,033,094)	(251,857)
From net realized gain
Class A	(580,739)	(355,455)	(202,602)
Class C	(260,956)	(173,086)	(98,225)
Class I	(400,944)	(792,514)	(359,727)
Total distributions to shareholders	$(6,916,403)	$(5,617,280)	$(1,097,857)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$85,829,422	$35,338,281	$4,466,370
Class C	23,572,306	8,096,053	589,848
Class I	104,073,452	111,827,074	4,415,447
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,076,804	1,098,276	345,999
Class C	228,670	181,812	135,077
Class I	1,839,490	872,821	289,878
Cost of shares redeemed
Class A	(268,564,898)	(79,775,352)	(13,070,023)
Class C	(103,510,175)	(30,128,282)	(3,061,231)
Class I	(211,980,113)	(176,084,445)	(4,567,135)
Net decrease in net assets from Fund share transactions	$(365,435,042)	$(128,573,762)	$(10,455,770)

Net decrease in net assets	$(375,196,133)	$(139,508,140)	$(12,266,581)

Net Assets
At beginning of year	$1,076,283,568	$426,462,625	$29,450,947
At end of year	$701,087,435	$286,954,485	$17,184,366

Accumulated distributions in excess of net investment income included in net assets
At end of year	$(67,307)	$(10,959)	$(43)

23	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Financial Highlights

	Short Term Fund — Class A
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31,								Period Ended January 31, 2010(1)
			2014		2013		2012		2011
Net asset value — Beginning of period	$10.580		$10.660		$10.810		$10.230		$10.260		$10.000

Income (Loss) From Operations
Net investment income	$0.060		$0.081		$0.060		$0.078		$0.090		$0.082	(2)
Net realized and unrealized gain (loss)	0.058		(0.069)		0.069		0.626		0.084	(3)	0.363

Total income from operations	$0.118		$0.012		$0.129		$0.704		$0.174		$0.445

Less Distributions
From net investment income	$(0.058)		$(0.077)		$(0.054)		$(0.078)		$(0.090)		$(0.140)
From net realized gain	—		(0.015)		(0.225)		(0.046)		(0.114)		(0.045)

Total distributions	$(0.058)		$(0.092)		$(0.279)		$(0.124)		$(0.204)		$(0.185)

Net asset value — End of period	$10.640		$10.580		$10.660		$10.810		$10.230		$10.260

Total Return(4)	1.12	%(5)	0.12%		1.20%		6.92%		1.69%		4.49	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$289,916		$331,625		$515,694		$492,264		$473,976		$230,414
Ratios (as a percentage of average daily net assets):
Expenses	0.90	%(6)(7)	0.90	%(6)	0.88	%(8)	0.89	%(6)	0.90	%(8)	0.90	%(6)(7)(9)
Net investment income	1.11	%(7)	0.72%		0.54%		0.74%		0.83%		0.94	%(7)
Portfolio Turnover	24	%(5)	82%		72%		80%		107%		129	%(5)(10)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Expenses after custodian fee reduction were 0.87% and 0.89% for the years ended January 31, 2013 and 2011, respectively.

(9)

The investment adviser and administrator subsidized certain operating expenses equal to 0.11% of average daily net assets for the period ended January 31, 2010. Absent this subsidy, total return would be lower.

(10)	Excluding the value of portfolio securities delivered in payment of redemptions in-kind, the portfolio turnover would have been 120%.

24	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Financial Highlights — continued

	Short Term Fund — Class C
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31,								Period Ended January 31, 2010(1)
			2014		2013		2012		2011
Net asset value — Beginning of period	$10.560		$10.640		$10.820		$10.240		$10.270		$10.000

Income (Loss) From Operations
Net investment income (loss)	$0.011		$(0.017)		$(0.020)		$(0.001)		$0.011		$0.019	(2)
Net realized and unrealized gain (loss)	0.068		(0.048)		0.065		0.629		0.085	(3)	0.372

Total income (loss) from operations	$0.079		$(0.065)		$0.045		$0.628		$0.096		$0.391

Less Distributions
From net investment income	$(0.019)		$(0.000	)(4)	$—		$(0.002)		$(0.012)		$(0.076)
From net realized gain	—		(0.015)		(0.225)		(0.046)		(0.114)		(0.045)

Total distributions	$(0.019)		$(0.015)		$(0.225)		$(0.048)		$(0.126)		$(0.121)

Net asset value — End of period	$10.620		$10.560		$10.640		$10.820		$10.240		$10.270

Total Return(5)	0.74	%(6)	(0.61)%		0.41%		6.14%		0.93%		3.93	%(6)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$119,898		$142,087		$223,992		$185,291		$150,490		$59,381
Ratios (as a percentage of average daily net assets):
Expenses	1.65	%(7)(8)	1.65	%(7)	1.63	%(9)	1.64	%(7)	1.64	%(9)	1.65	%(7)(8)(10)
Net investment income (loss)	0.36	%(8)	(0.03)%		(0.21)%		(0.01)%		0.08%		0.22	%(8)
Portfolio Turnover	24	%(6)	82%		72%		80%		107%		129	%(6)(11)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Expenses after custodian fee reduction were 1.62% and 1.63% for the years ended January 31, 2013 and 2011, respectively.

(10)

The investment adviser and administrator subsidized certain operating expenses equal to 0.11% of average daily net assets for the period ended January 31, 2010. Absent this subsidy, total return would be lower.

(11)	Excluding the value of portfolio securities delivered in payment of redemptions in-kind, the portfolio turnover would have been 120%.

25	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Financial Highlights — continued

	Short Term Fund — Class I
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31,								Period Ended January 31, 2010(1)
			2014		2013		2012		2011
Net asset value — Beginning of period	$10.590		$10.660		$10.810		$10.230		$10.260		$10.000

Income (Loss) From Operations
Net investment income	$0.072		$0.107		$0.088		$0.105		$0.119		$0.129	(2)
Net realized and unrealized gain (loss)	0.059		(0.059)		0.068		0.626		0.082	(3)	0.338

Total income from operations	$0.131		$0.048		$0.156		$0.731		$0.201		$0.467

Less Distributions
From net investment income	$(0.071)		$(0.103)		$(0.081)		$(0.105)		$(0.117)		$(0.162)
From net realized gain	—		(0.015)		(0.225)		(0.046)		(0.114)		(0.045)

Total distributions	$(0.071)		$(0.118)		$(0.306)		$(0.151)		$(0.231)		$(0.207)

Net asset value — End of period	$10.650		$10.590		$10.660		$10.810		$10.230		$10.260

Total Return(4)	1.24	%(5)	0.46%		1.45%		7.18%		1.94%		4.71	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$215,505		$227,375		$336,597		$310,609		$246,296		$127,546
Ratios (as a percentage of average daily net assets):
Expenses	0.65	%(6)(7)	0.65	%(6)	0.63	%(8)	0.64	%(6)	0.65	%(8)	0.65	%(6)(7)(9)
Net investment income	1.36	%(7)	0.97%		0.79%		0.99%		1.09%		1.48	%(7)
Portfolio Turnover	24	%(5)	82%		72%		80%		107%		129	%(5)(10)

(1)	For the period from the start of business, March 27, 2009, to January 31, 2010.

(2)	Computed using average shares outstanding.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Expenses after custodian fee reduction were 0.62% and 0.64% for the years ended January 31, 2013 and 2011, respectively.

(9)

The investment adviser and administrator subsidized certain operating expenses equal to 0.11% of average daily net assets for the period ended January 31, 2010. Absent this subsidy, total return would be lower.

(10)	Excluding the value of portfolio securities delivered in payment of redemptions in-kind, the portfolio turnover would have been 120%.

26	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Financial Highlights — continued

	Intermediate Term Fund — Class A
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31,
			2014		2013		2012		2011
Net asset value — Beginning of period	$11.600		$11.840		$11.780		$10.380		$10.000

Income (Loss) From Operations
Net investment income	$0.097		$0.141		$0.097		$0.152		$0.131
Net realized and unrealized gain (loss)	0.319		(0.197)		0.231		1.451		0.406	(1)

Total income (loss) from operations	$0.416		$(0.056)		$0.328		$1.603		$0.537

Less Distributions
From net investment income	$(0.096)		$(0.141)		$(0.097)		$(0.152)		$(0.131)
From net realized gain	—		(0.043)		(0.171)		(0.051)		(0.026)

Total distributions	$(0.096)		$(0.184)		$(0.268)		$(0.203)		$(0.157)

Net asset value — End of period	$11.920		$11.600		$11.840		$11.780		$10.380

Total Return(2)	3.59	%(3)	(0.44)%		2.79%		15.58%		5.38%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$64,807		$68,873		$115,170		$67,785		$3,972
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.93	%(5)(6)	0.95	%(5)	0.96	%(7)	0.95	%(5)	0.96	%(7)
Net investment income	1.64	%(6)	1.16%		0.80%		1.14%		1.26%
Portfolio Turnover	48	%(3)	145%		103%		125%		202%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses equal to 0.06%, 0.05%, 0.05%, 0.16% and 0.68% of average daily net assets for the six months ended July 31, 2014 and the years ended January 31, 2014, 2013, 2012 and 2011, respectively. Absent this subsidy, total return would be lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction were 0.95% and 0.95% for the years ended January 31, 2013 and 2011, respectively.

27	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Financial Highlights — continued

	Intermediate Term Fund — Class C
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31,
			2014		2013		2012		2011
Net asset value — Beginning of period	$11.600		$11.830		$11.780		$10.380		$10.000

Income (Loss) From Operations
Net investment income	$0.052		$0.051		$0.008		$0.071		$0.057
Net realized and unrealized gain (loss)	0.320		(0.184)		0.225		1.451		0.406	(1)

Total income (loss) from operations	$0.372		$(0.133)		$0.233		$1.522		$0.463

Less Distributions
From net investment income	$(0.052)		$(0.054)		$(0.012)		$(0.071)		$(0.057)
From net realized gain	—		(0.043)		(0.171)		(0.051)		(0.026)

Total distributions	$(0.052)		$(0.097)		$(0.183)		$(0.122)		$(0.083)

Net asset value — End of period	$11.920		$11.600		$11.830		$11.780		$10.380

Total Return(2)	3.21	%(3)	(1.10)%		1.98%		14.73%		4.63%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,081		$34,434		$57,816		$25,215		$1,216
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.68	%(5)(6)	1.70	%(5)	1.71	%(7)	1.70	%(5)	1.71	%(7)
Net investment income	0.89	%(6)	0.40%		0.04%		0.45%		0.58%
Portfolio Turnover	48	%(3)	145%		103%		125%		202%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses equal to 0.06%, 0.05%, 0.05%, 0.16% and 0.68% of average daily net assets for the six months ended July 31, 2014 and the years ended January 31, 2014, 2013, 2012 and 2011, respectively. Absent this subsidy, total return would be lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction were 1.70% and 1.70% for the years ended January 31, 2013 and 2011, respectively.

28	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Financial Highlights — continued

	Intermediate Term Fund — Class I
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31,
			2014		2013		2012		2011
Net asset value — Beginning of period	$11.610		$11.850		$11.790		$10.380		$10.000

Income (Loss) From Operations
Net investment income	$0.112		$0.169		$0.127		$0.181		$0.155
Net realized and unrealized gain (loss)	0.319		(0.197)		0.231		1.461		0.406	(1)

Total income (loss) from operations	$0.431		$(0.028)		$0.358		$1.642		$0.561

Less Distributions
From net investment income	$(0.111)		$(0.169)		$(0.127)		$(0.181)		$(0.155)
From net realized gain	—		(0.043)		(0.171)		(0.051)		(0.026)

Total distributions	$(0.111)		$(0.212)		$(0.298)		$(0.232)		$(0.181)

Net asset value — End of period	$11.930		$11.610		$11.850		$11.790		$10.380

Total Return(2)	3.72	%(3)	(0.19)%		3.05%		15.97%		5.62%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$217,794		$183,648		$253,476		$107,826		$52,224
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.68	%(5)(6)	0.70	%(5)	0.71	%(7)	0.70	%(5)	0.71	%(7)
Net investment income	1.89	%(6)	1.41%		1.04%		1.58%		1.24%
Portfolio Turnover	48	%(3)	145%		103%		125%		202%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses equal to 0.06%, 0.05%, 0.05%, 0.16% and 0.68% of average daily net assets for the six months ended July 31, 2014 and the years ended January 31, 2014, 2013, 2012 and 2011, respectively. Absent this subsidy, total return would be lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction were 0.70% and 0.70% for the years ended January 31, 2013 and 2011, respectively.

29	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Financial Highlights — continued

	Long Term Fund — Class A
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31,
			2014		2013		2012		2011
Net asset value — Beginning of period	$10.800		$11.560		$11.710		$9.810		$10.000

Income (Loss) From Operations
Net investment income	$0.150		$0.235		$0.182		$0.249		$0.268
Net realized and unrealized gain (loss)	0.539		(0.407)		0.582		1.929		0.056	(1)

Total income (loss) from operations	$0.689		$(0.172)		$0.764		$2.178		$0.324

Less Distributions
From net investment income	$(0.149)		$(0.235)		$(0.182)		$(0.249)		$(0.267)
From net realized gain	—		(0.353)		(0.732)		(0.029)		(0.247)

Total distributions	$(0.149)		$(0.588)		$(0.914)		$(0.278)		$(0.514)

Net asset value — End of period	$11.340		$10.800		$11.560		$11.710		$9.810

Total Return(2)	6.40	%(3)	(1.25)%		6.55%		22.53%		3.21%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,556		$5,362		$14,340		$16,143		$149
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.93	%(5)(6)	0.96	%(7)	0.96	%(7)	0.95	%(5)	0.95	%(5)
Net investment income	2.66	%(6)	1.89%		1.53%		1.57%		2.65%
Portfolio Turnover	88	%(3)	280%		211%		239%		200%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses equal to 0.56%, 0.49%, 0.35%, 1.21% and 7.17% of average daily net assets for the six months ended July 31, 2014 and the years ended January 31, 2014, 2013, 2012 and 2011, respectively. Absent this subsidy, total return would be lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction were 0.95% and 0.95% for the years ended January 31, 2014 and 2013, respectively.

30	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Financial Highlights — continued

	Long Term Fund — Class C
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31,
			2014		2013		2012		2011
Net asset value — Beginning of period	$10.790		$11.550		$11.710		$9.810		$10.000

Income (Loss) From Operations
Net investment income	$0.109		$0.152		$0.093		$0.172		$0.192
Net realized and unrealized gain (loss)	0.539		(0.406)		0.573		1.929		0.056	(1)

Total income (loss) from operations	$0.648		$(0.254)		$0.666		$2.101		$0.248

Less Distributions
From net investment income	$(0.108)		$(0.153)		$(0.094)		$(0.172)		$(0.191)
From net realized gain	—		(0.353)		(0.732)		(0.029)		(0.247)

Total distributions	$(0.108)		$(0.506)		$(0.826)		$(0.201)		$(0.438)

Net asset value — End of period	$11.330		$10.790		$11.550		$11.710		$9.810

Total Return(2)	6.02	%(3)	(1.99)%		5.76%		21.54%		2.44%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,265		$2,132		$4,764		$547		$141
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.68	%(5)(6)	1.71	%(7)	1.71	%(7)	1.70	%(5)	1.70	%(5)
Net investment income	1.90	%(6)	1.22%		0.66%		1.36%		1.88%
Portfolio Turnover	88	%(3)	280%		211%		239%		200%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses equal to 0.56%, 0.49%, 0.36%, 1.21% and 7.17% of average daily net assets for the six months ended July 31, 2014 and the years ended January 31, 2014, 2013, 2012 and 2011, respectively. Absent this subsidy, total return would be lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction were 1.70% and 1.70% for the years ended January 31, 2014 and 2013, respectively.

31	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Financial Highlights — continued

	Long Term Fund — Class I
	Six Months Ended July 31, 2014 (Unaudited)		Year Ended January 31,
			2014		2013		2012		2011
Net asset value — Beginning of period	$10.790		$11.550		$11.710		$9.810		$10.000

Income (Loss) From Operations
Net investment income	$0.160		$0.262		$0.212		$0.274		$0.294
Net realized and unrealized gain (loss)	0.539		(0.407)		0.572		1.929		0.056	(1)

Total income (loss) from operations	$0.699		$(0.145)		$0.784		$2.203		$0.350

Less Distributions
From net investment income	$(0.159)		$(0.262)		$(0.212)		$(0.274)		$(0.293)
From net realized gain	—		(0.353)		(0.732)		(0.029)		(0.247)

Total distributions	$(0.159)		$(0.615)		$(0.944)		$(0.303)		$(0.540)

Net asset value — End of period	$11.330		$10.790		$11.550		$11.710		$9.810

Total Return(2)	6.50	%(3)	(1.02)%		6.82%		22.71%		3.47%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,403		$9,690		$10,347		$25,848		$1,958
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.68	%(5)(6)	0.71	%(7)	0.71	%(7)	0.70	%(5)	0.70	%(5)
Net investment income	2.88	%(6)	2.41%		1.83%		2.05%		2.86%
Portfolio Turnover	88	%(3)	280%		211%		239%		200%

(1)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator subsidized certain operating expenses equal to 0.56%, 0.49%, 0.34%, 1.21% and 7.17% of average daily net assets for the six months ended July 31, 2014 and the years ended January 31, 2014, 2013, 2012 and 2011, respectively. Absent this subsidy, total return would be lower.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction were 0.70% and 0.70% for the years ended January 31, 2014 and 2013, respectively.

32	See Notes to Financial Statements.

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of four funds, three of which, each diversified, are included in these financial statements. They include Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund (Short Term Fund), Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund (Intermediate Term Fund) and Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund (Long Term Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to seek after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of July 31, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

33

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Asset Rate
Daily Net Assets	Short Term Fund	Intermediate Term Fund	Long Term Fund

Up to $500 million	0.55%	0.60%	0.60%
$500 million up to $1 billion	0.54%	0.60%	0.60%

On average daily net assets of $1 billion or more, the rates are reduced. For the six months ended July 31, 2014, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Investment Adviser and Administration Fee	$1,812,702	$896,934	$56,926
Effective Annual Rate	0.55%	0.60%	0.60%

34

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

For Intermediate Term Fund and Long Term Fund, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.90%, 1.65% and 0.65% (0.95%, 1.70% and 0.70% prior to June 1, 2014) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. These agreements may be changed or terminated after May 31, 2015. Pursuant to these agreements, EVM was allocated $88,011 and $53,634, respectively, of Intermediate Term Fund’s and Long Term Fund’s operating expenses for the six months ended July 31, 2014.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charges on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended July 31, 2014 were as follows:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

EVM’s Sub-Transfer Agent Fees	$1,374	$508	$205
EVD’s Class A Sales Charges	$4,020	$2,586	$—

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2014 for Class A shares amounted to the following:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Class A Distribution and Service Fees	$394,021	$86,432	$7,117

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the six months ended July 31, 2014, the Funds paid or accrued to EVD the following distribution fees:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Class C Distribution Fees	$483,479	$124,931	$8,198

Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2014 amounted to the following:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Class C Service Fees	$161,160	$41,644	$2,733

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

35

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2014, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Class A	$13,000	$19,000	$—
Class C	$6,000	$10	$—

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2014 were as follows:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Purchases	$157,073,635	$173,700,738	$16,916,713
Sales	$222,647,608	$136,868,563	$16,013,566

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Short Term Fund
	Six Months Ended July 31, 2014 (Unaudited)
	Class A	Class C	Class I

Sales	2,455,659	358,117	3,449,545
Issued to shareholders electing to receive payments of distributions in Fund shares	141,470	18,161	79,521
Redemptions	(6,693,896)	(2,542,350)	(4,766,613)

Net decrease	(4,096,767)	(2,166,072)	(1,237,547)

	Year Ended January 31, 2014
	Class A	Class C	Class I

Sales	8,132,945	2,232,137	9,841,829
Issued to shareholders electing to receive payments of distributions in Fund shares	292,213	21,930	174,551
Redemptions	(25,461,178)	(9,849,619)	(20,099,982)

Net decrease	(17,036,020)	(7,595,552)	(10,083,602)

36

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

Intermediate Term Fund
	Six Months Ended July 31, 2014 (Unaudited)
	Class A	Class C	Class I

Sales	1,159,490	364,557	5,179,730
Issued to shareholders electing to receive payments of distributions in Fund shares	35,681	5,747	31,900
Redemptions	(1,695,276)	(479,419)	(2,772,707)

Net increase (decrease)	(500,105)	(109,115)	2,438,923

	Year Ended January 31, 2014
	Class A	Class C	Class I

Sales	3,051,743	693,486	9,639,318
Issued to shareholders electing to receive payments of distributions in Fund shares	95,932	16,005	75,958
Redemptions	(6,939,785)	(2,626,036)	(15,291,701)

Net decrease	(3,792,110)	(1,916,545)	(5,576,425)

Long Term Fund
	Six Months Ended July 31, 2014 (Unaudited)
	Class A	Class C	Class I

Sales	106,680	36,185	257,762
Issued to shareholders electing to receive payments of distributions in Fund shares	6,864	1,892	6,778
Redemptions	(120,244)	(35,800)	(68,082)

Net increase (decrease)	(6,700)	2,277	196,458

	Year Ended January 31, 2014
	Class A	Class C	Class I

Sales	409,064	52,619	401,576
Issued to shareholders electing to receive payments of distributions in Fund shares	32,781	12,948	27,636
Redemptions	(1,185,660)	(280,259)	(426,741)

Net increase (decrease)	(743,815)	(214,692)	2,471

At July 31, 2014, EVM owned 29.3% of the value of the outstanding shares of Tax-Advantaged Bond Strategies Long Term Fund.

37

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

	Short Term Fund	Intermediate Term Fund	Long Term Fund

Aggregate cost	$599,815,394	$297,780,556	$17,574,393

Gross unrealized appreciation	$18,822,837	$11,578,199	$926,560
Gross unrealized depreciation	(2,824)	(68,784)	(4,377)

Net unrealized appreciation	$18,820,013	$11,509,415	$922,183

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2014.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Short Term Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$618,389,581	$—	$618,389,581
Taxable Municipal Securities	—	245,826	—	245,826

Total Investments	$—	$618,635,407	$—	$618,635,407

Intermediate Term Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$309,289,971	$—	$309,289,971

Total Investments	$—	$309,289,971	$—	$309,289,971

38

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Notes to Financial Statements (Unaudited) — continued

Long Term Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$18,496,576	$—	$18,496,576

Total Investments	$—	$18,496,576	$—	$18,496,576

The Funds held no investments or other financial instruments as of January 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

39

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Special Meeting of Shareholders (Unaudited)

Each Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Short Term Fund
	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	61,050,353	784,265
Cynthia E. Frost	61,069,589	765,029
George J. Gorman	61,054,704	779,914
Valerie A. Mosley	61,067,225	767,393
Harriett Tee Taggart	61,069,589	765,029

(1)	Excludes fractional shares.

	Intermediate Term Fund
	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	24,521,171	37,589
Cynthia E. Frost	24,519,800	38,960
George J. Gorman	24,516,470	42,290
Valerie A. Mosley	24,521,278	37,482
Harriett Tee Taggart	24,516,804	41,956

(1)	Excludes fractional shares.

	Long Term Fund
	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	1,558,167	0
Cynthia E. Frost	1,558,167	0
George J. Gorman	1,558,167	0
Valerie A. Mosley	1,558,167	0
Harriett Tee Taggart	1,558,167	0

(1)	Excludes fractional shares.

40

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;
•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

41

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements of the following funds:

•	Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund

•	Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

•	Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund

(the “Funds”) with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including (for Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund) recent changes in personnel. In particular, the Board considered the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s tax-advantaged bond strategies (“TABS”) group, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

42

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2013 for Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund and Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund and comparative performance data for the one-, three-, five- and ten-year periods for Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of each of the Funds was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider (the “peer group”). The Board noted that the Adviser had waived fees and/or paid expenses for each of Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund and Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund. The Board considered certain Fund specific factors that had an impact on Fund expense ratios relative to the peer group, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

43

Eaton Vance

Tax-Advantaged Bond Strategies Funds

July 31, 2014

Officers and Trustees

Officers of Eaton Vance Municipals Trust II

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipals Trust II

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

44

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

45

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Offices of the Funds

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

7786 7.31.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 10, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 10, 2014